UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Praxis Mutual Funds

Semi-Annual Report and Privacy Policy

for the six months ending June 30, 2013 (unaudited)

Praxis Mutual Funds	Class A	Class I
Intermediate Income Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Message from the President

Dear Praxis shareholder:

While we are between national election cycles, the news is dominated by many of the same topics from months and years past – the need to address the national debt, uncertainty around the Patient Protection and Affordable Care Acts, immigration reform, the need for entitlement reform, and the list goes on and on. Uncertainty lies ahead, but these challenges have not deterred the domestic equities markets. The various equities indices, including the Dow and the S&P 500, have reached record highs. While the market has been trending up, we expect market volatility to be with us throughout the coming months.

While there are outside forces that impact the markets, one area where we at Praxis can have a direct impact is through stewardship investing, a philosophy of financial decision making that balances social and financial considerations and is motivated and informed by our faith convictions. At Praxis, we want to do our part to transform our world for the better – and that’s why our investment philosophy consists of careful company selection, targeted shareholder advocacy and community development investing.

For example, the Praxis Intermediate Income Fund recently purchased $2 million in International Finance Facility for Immunization bonds, helping fund a program to save millions of children from preventable diseases. These so-called vaccine bonds provide investors the opportunity to fund immunization programs through the GAVI Alliance, a public-private partnership created to increase access to life-saving vaccines in the world’s poorest countries. The bonds are backed by legally binding donation commitments from governments in the GAVI Alliance.

For the last three years, Praxis has co-led shareholders working with Hershey – one of the world’s largest chocolatiers – to shape new solutions to the long-standing problems related to child slavery on African cocoa bean farms. As a result of these ongoing efforts, shareholders are seeing the company take critical steps forward, including hiring additional staff for its cocoa sustainability and responsible sourcing programs; collaborating with other companies and governments to address the broader social concerns related to cocoa farming; committing to source 100 percent certified (sustainable and child labor free) cocoa by 2020; and reaching more farmers in West Africa through Hershey’s CocoaLink and Learn to Grow programs, which help improve farmer livelihoods and attentiveness to social issues, as well as help farmers receive certification from certifying organizations.

In the wake of disasters in garment factories in Bangladesh, Praxis has joined with other investor and religious groups to urge retail and manufacturing companies to address factory safety worldwide. Some 123 organizations (including Praxis and Everence) – representing more than $1.2 trillion in assets under management – signed on to an investor letter in May 2013 through the Interfaith Center on Corporate Responsibility. The letter calls on industry leaders to “implement systemic reforms that will ensure worker safety and welfare, and to adopt zero tolerance policies on global supply chain abuses.”

Shareholder advocacy, company screening, and community development investing remain integral to our work at Praxis. I hope they serve as reminders of how you can invest in what matters. Our goal is to invest in ways that make a positive impact on local communities and around the world. We are able to do that with your support and participation.

Message from the President (continued)

Thank you for being an investor with Praxis Mutual Funds. We are grateful for your support.

Sincerely,

David C. Gautsche

President

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member BHIL Distributors Inc.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

As of June 30, 2013, the Praxis Intermediate Income Fund had invested 0.58 percent of its assets in IFFIM FRN, and the Praxis Growth Index Fund had invested 0.24 percent of its assets in The Hershey Corporation. Fund holdings are subject to change. To obtain holdings as of the most previous quarter, visit www.praxismutualfunds.com.

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2013, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

Performance

We are pleased to provide this 2013 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2013.

			Annualized
	NAV 6/30/13	Six Month Ended 6/30/13	One Year Ended 6/30/13	Three Year Ended 6/30/13	Five Year Ended 6/30/13	Ten Year Ended 6/30/13	Since Inception 6/30/13	Inception Date	Expense Ratio*** Gross / Net
Praxis Intermediate Income Fund
Class A (No Load)	10.37	-2.08%	0.10%	3.36%	5.51%	4.36%	5.04%	1/4/94	1.07%	0.98%
Class A *	10.37	-5.77%	-3.68%	2.05%	4.70%	3.96%	4.83%	1/4/94
Class I **	10.33	-1.89%	0.41%	3.75%	5.89%	4.59%	5.12%	5/1/06	0.58%	0.58%
Barclays Capital Aggregate Bond Index[1]		-2.44%	-0.69%	3.51%	5.19%	4.52%	n/a
Praxis International Index Fund
Class A (No Load)	9.42	-0.53%	13.15%	n/a	n/a	n/a	-1.42%	12/31/10	1.73%	1.73%
Class A *	9.42	-5.71%	7.18%	n/a	n/a	n/a	-3.51%	12/31/10
Class I	9.49	-0.21%	13.98%	n/a	n/a	n/a	-0.71%	12/31/10	0.84%	0.84%
MSCI All Country World Index ex-U.S.[2]		-0.04%	13.63%	n/a	n/a	n/a	n/a
Praxis Value Index Fund
Class A (No Load)	10.11	15.94%	25.36%	15.52%	5.58%	5.40%	2.14%	5/1/01	1.21%	1.21%
Class A *	10.11	9.89%	18.79%	13.44%	4.44%	4.83%	1.70%	5/1/01
Class I **	10.07	16.42%	26.20%	16.41%	6.25%	5.80%	2.41%	5/1/06	0.47%	0.47%
S&P 500 Value Index[3]		15.75%	25.15%	18.14%	6.51%	7.36%	n/a
Praxis Growth Index Fund
Class A (No Load)	12.94	11.36%	15.91%	17.73%	6.69%	n/a	4.45%	5/1/07	1.26%	1.08%
Class A *	12.94	5.55%	9.83%	15.64%	5.55%	n/a	3.55%	5/1/07
Class I	13.03	11.46%	16.39%	18.40%	7.17%	n/a	4.87%	5/1/07	0.48%	0.48%
S&P 500 Growth Index[4]		12.04%	16.87%	18.95%	7.61%	n/a	n/a

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth less than original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

*	The total return figures shown reflect the maximum sales charge applicable to Class A for each Fund

**   Class I Shares of the Intermediate and Value Index Funds were not in existence prior to 5/1/06. Class I Share performance calculated for any period prior to 5/1/06 is based on the performance of Class B Shares and has been adjusted to reflect differences in sales charges and expenses between the classes. The Class B Shares were exchanged into Class A Shares on August 17, 2009.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instance, and without this activity, the total returns would have been lower.

*** Reflects the expense ratios as reported in the Prospectus dated April 30, 2013. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from April 30, 2013 through April 30, 2014 for Class A.

1    Barclay’s Capital Aggregate Bond Index is an unmanaged index composed of the Barclay’s Capital Government/Credit Index and the Barclay’s Capital Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

2    The MSCI All Country World Index ex-U.S. is market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

3    The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio, and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

4    The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to prime and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

Performance (continued)

			Annualized
	NAV 6/30/13	Six Month Ended 6/30/13	One Year Ended 6/30/13	Three Year Ended 6/30/13	Five Year Ended 6/30/13	Ten Year Ended 6/30/13	Since Inception 6/30/13	Inception Date	Expense Ratio** Gross / Net
Praxis Small Cap Fund
Class A (No Load)	12.62	11.39%	15.96%	19.79%	8.24%	n/a	4.07%	5/1/07	1.92%	1.73%
Class A *	12.62	5.52%	9.88%	17.67%	7.07%	n/a	3.17%	5/1/07
Class I	12.95	11.73%	16.73%	20.49%	8.74%	n/a	4.52%	5/1/07	1.06%	1.06%
Russell 2000 Index[5]		15.86%	24.19%	18.67%	8.77%	n/a	n/a
Praxis Genesis Conservative Portfolio
Class A (No Load)	10.86	1.28%	4.86%	6.36%	n/a	n/a	5.61%	12/31/09	1.27%	1.23%
Class A *	10.86	-4.06%	-0.65%	4.47%	n/a	n/a	4.00%	12/31/09
Barclays Capital Aggregate Bond Index[6]		-2.44%	-0.69%	3.51%	n/a	n/a	n/a
Composite Benchmark[7]		1.63%	5.44%	7.54%	n/a	n/a	n/a
Praxis Genesis Balanced Portfolio
Class A (No Load)	11.66	4.92%	10.32%	9.74%	n/a	n/a	7.25%	12/31/09	1.33%	1.32%
Class A *	11.66	-0.61%	4.57%	7.79%	n/a	n/a	5.62%	12/31/09
Russell 3000 Index[8]		14.06%	21.49%	18.64%	n/a	n/a	n/a
Composite Benchmark[9]		5.92%	12.01%	11.50%	n/a	n/a	n/a
Praxis Genesis Growth Portfolio
Class A (No Load)	12.22	7.19%	13.87%	11.90%	n/a	n/a	8.24%	12/31/09	1.50%	1.37%
Class A *	12.22	1.58%	7.92%	9.91%	n/a	n/a	6.60%	12/31/09
Russell 3000 Index[8]		14.06%	21.49%	18.67%	n/a	n/a	n/a
Composite Benchmark[10]		8.84%	16.56%	14.07%	n/a	n/a	n/a

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth less than original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

*	The total return figures shown reflect the maximum sales charge applicable to Class A for each Fund

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instance, and without this activity, the total returns would have been lower.

**   Reflects the expense ratios as reported in the Prospectus dated April 30, 2013. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from April 30, 2013 through April 30, 2014 for Class A.

5    The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

6    Barclay’s Capital Aggregate Bond Index is an unmanaged index composed of the Barclay’s Capital Government/Credit Index and the Barclay’s Capital Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

7    The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (70%), the MSCI EAFE Index (7.50%), the Russell 1000 Index (2.50%) and the Russell 2000 Index (20%).

8    The Russell 3000 Index is a widely recognized unmanaged market capitalization-weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

9    The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (40%), the MSCI EAFE Index (15%), the Russell 1000 Index (35%) and the Russell 2000 Index (10%).

10  The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (20%), the MSCI EAFE Index (20%), the Russell 1000 Index (45%) and the Russell 2000 Index (15%).

Schedule of Portfolio Investments

Praxis Intermediate Income Fund
June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—6.2%
Ally Auto Receivables Trust, 0.97%, 8/17/15	$1,433,335	$1,435,594
Ally Auto Receivables Trust, 0.99%, 11/16/15	1,565,953	1,569,185
Ally Auto Receivables Trust, 1.11%, 1/15/15	226,422	226,545
Ally Auto Receivables Trust, 1.35%, 12/15/15	2,000,000	2,009,140
AmeriCredit Automobile Receivables Trust, 0.92%, 3/09/15	50,459	50,465
Bank of America Auto Trust, 1.94%, 6/15/17	1,606,910	1,614,021
Bank of America Auto Trust, 2.67%, 12/15/16(a)	290,809	291,114
Beacon Container Finance LLC, 3.72%, 9/20/27(a)	463,603	462,255
Cabela’s Master Credit Card Trust, 0.79%, 6/17/19+(a)	1,000,000	1,004,527
CLI Funding LLC, 2.83%, 3/18/28(a)	975,000	943,882
Cronos Containers Program Ltd., 4.21%, 5/18/27(a)	891,667	905,122
Domino’s Pizza Master Issuer LLC, 5.22%, 1/25/42(a)	981,250	1,047,536
Fairway Outdoor Funding LLC, 4.21%, 10/15/42(a)	491,566	491,301
Ford Credit Auto Owner Trust, 0.97%, 1/15/15	70,373	70,420
Ford Credit Auto Owner Trust, 4.43%, 11/15/14	91,472	91,643
Global SC Finance SRL, 4.11%, 7/19/27(a)	908,333	913,108
GTP Acquisition Partners I LLC, 4.35%, 6/15/16(a)	800,000	840,857
Honda Auto Receivables Owner Trust, 0.88%, 9/21/15	1,131,724	1,133,595
Hyundai Auto Receivables Trust, 1.65%, 2/15/17	1,000,000	1,012,520
Hyundai Auto Receivables Trust, 3.15%, 3/15/16	549,931	554,276
Nissan Auto Receivables Owner Trust, 0.54%, 10/15/14	886,741	886,829
Nissan Auto Receivables Owner Trust, 1.31%, 9/15/16	2,000,000	2,007,890
SBA Tower Trust, 4.25%, 4/15/15(a)	750,000	776,336
Trip Rail Master Funding LLC, 2.69%, 7/15/41+(a)	770,650	791,587

TOTAL ASSET BACKED SECURITIES		21,129,748

COMMERCIAL MORTGAGE BACKED SECURITIES—4.4%
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	1,000,000	1,052,229
Bear Stearns Commercial Mortgage Securities, 4.83%, 7/11/42	245,654	246,803
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	17,671	17,648
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41+	1,000,000	1,055,835
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	2,000,000	2,211,612

	PRINCIPAL AMOUNT	FAIR VALUE
COMMERCIAL MORTGAGE BACKED SECURITIES—4.4%, continued
Bear Stearns Commercial Mortgage Securities, 5.61%, 6/11/50	$263,570	$265,937
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,134,116
Commercial Mortgage Pass Through Certificates, 2.85%, 10/15/45	1,000,000	924,090
Commercial Mortgage Pass Through Certificates, 3.39%, 5/15/45	1,000,000	979,273
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	711,063	751,390
JPMorgan Chase Commercial Mortgage Securities Corp., 4.63%, 3/15/46	72,512	72,979
JPMorgan Chase Commercial Mortgage Securities Corp., 4.90%, 10/15/42	502,039	508,955
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	1,000,000	1,069,227
JPMorgan Chase Commercial Mortgage Securities Corp., 5.13%, 5/15/47	335,747	349,231
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	2,000,000	2,196,838
Morgan Stanley Capital I, Inc., 3.88%, 9/15/47(a)	1,000,000	1,058,868
Morgan Stanley Capital I, Inc., 5.01%, 1/14/42	39,738	40,000
Morgan Stanley Capital I, Inc., 5.99%, 8/12/41+	1,000,000	1,113,230
Wachovia Bank Commercial Mortgage Trust, 5.04%, 3/15/42	123,698	124,335

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		15,172,596

FOREIGN BONDS—0.9%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,170,680
Province of Ontario, Canada, 4.10%, 6/16/14	1,000,000	1,035,094

TOTAL FOREIGN BONDS		3,205,774

MUNICIPAL BONDS—3.6%
Bridgeport Connecticut Housing Authority, 1.85%, 12/15/18	365,000	357,382
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	668,766
City of Indianapolis IN, 0.63%, 7/01/14	1,000,000	1,000,720
City of Lancaster PA (CIFG), 5.59%, 11/15/34	1,000,000	1,027,980
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,067,250
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	524,355
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,143,250
Indianapolis Industry Multifamily Housing Rev., 0.50%, 7/01/14	1,500,000	1,500,150
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,645,710
LL&P Wind Energy, Inc. (XLCA), 5.73%, 12/01/17(a)	1,000,000	1,007,960
New Jersey St Housing and Mortgage Finance, 2.60%, 7/01/23	500,000	469,490

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
MUNICIPAL BONDS—3.6%, continued
Warm Springs Reservation Confederated Tribe, 8.25%, 11/01/19	$990,000	$1,135,540
Wisconsin Department of Transportation, 5.84%, 7/01/30	800,000	874,616

TOTAL MUNICIPAL BONDS		12,423,169

CORPORATE BONDS—37.4%
ADVERTISING—0.6%
Interpublic Group of Cos., Inc., 10.00%, 7/15/17	750,000	789,525
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,155,289

		1,944,814

AUTO COMPONENTS—0.6%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,118,941
Delphi Corp., 5.00%, 2/15/23	250,000	256,875
Delphi Corp., 6.13%, 5/15/21	150,000	163,500
TRW Automotive, Inc., 4.50%, 3/01/21(a)	500,000	498,750

		2,038,066

BROADCASTING & CABLE TV—0.3%
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,143,286

BUILDING PRODUCTS—0.5%
Masco Corp., 6.13%, 10/03/16	500,000	540,000
Owens Corning, 4.20%, 12/15/22	960,000	930,228
Owens Corning, 6.50%, 12/01/16	163,000	181,954

		1,652,182

CAPITAL MARKETS—0.4%
Raymond James Financial, Inc., 8.60%, 8/15/19	1,000,000	1,243,489

CHEMICALS—0.4%
Methanex Corp., 6.00%, 8/15/15	250,000	268,769
Potash Corp of Saskatchewan, Inc., 5.88%, 12/01/36	840,000	942,316

		1,211,085

COMMERCIAL BANKS—1.1%
JPMorgan Chase Bank NA, 5.88%, 6/13/16	700,000	780,492
Manufacturers & Traders Trust Co., 6.63%, 12/04/17	600,000	705,883
State Street Corp., 7.35%, 6/15/26	1,000,000	1,318,269
Wells Fargo & Co., 3.50%, 3/08/22	887,000	897,038

		3,701,682

COMMERCIAL SERVICES & SUPPLIES—0.5%
GATX Corp., 9.00%, 11/15/13	530,710	546,521
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,046,584

		1,593,105

COMPUTERS & PERIPHERALS—0.1%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	519,024

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,127,366

CONSUMER FINANCE—0.6%
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	522,413

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.4%, continued
CONSUMER FINANCE—0.6%, continued
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	$1,000,000	$1,084,111
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17(a)	500,000	506,643

		2,113,167

CONTAINERS & PACKAGING—0.2%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	523,627

DIVERSIFIED FINANCIAL SERVICES—2.7%
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,388,727
Citigroup, Inc., 4.45%, 1/10/17	500,000	535,395
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,136,549
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,105,064
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,131,534
Goldman Sachs Group, Inc., 6.15%, 4/01/18	700,000	788,788
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	528,516
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,612,247
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,080,667

		9,307,487

ELECTRIC UTILITIES—3.1%
Consumers Energy Co., 6.70%, 9/15/19	750,000	931,661
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	555,532
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,879,908
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18	750,000	906,318
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	549,754
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,320,965
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,078,668
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,270,206
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,203,355
TransAlta Corp., 4.75%, 1/15/15	500,000	522,655
TransAlta Corp., 6.65%, 5/15/18	500,000	566,002

		10,785,024

ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	575,751

FOOD PRODUCTS—0.5%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	1,023,033
ConAgra Foods, Inc., 4.95%, 8/15/20(a)	500,000	537,206

		1,560,239

FOOD-RETAIL—0.2%
Koninklijke Ahold NV, 7.82%, 1/02/20	737,453	839,775

GAS UTILITIES—0.6%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	292,605
Michigan Consolidated Gas Co., 8.25%, 5/01/14	1,000,000	1,058,075
National Fuel Gas Co., 6.50%, 4/15/18	500,000	581,220

		1,931,900

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.4%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
DENTSPLY International, Inc., 2.75%, 8/15/16	$570,000	$585,211
Mallinckrodt International Finance SA, 3.50%, 4/15/18(a)	500,000	494,278
Mead Johnson Nutrition Co., 3.50%, 11/01/14	500,000	514,212
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	546,346

		2,140,047

HEALTH CARE PROVIDERS & SERVICES—0.6%
Howard Hughes Medical Institute, 3.45%, 9/01/14	843,000	870,931
Laboratory Corp of America Holdings, 3.13%, 5/15/16	500,000	518,504
McKesson Corp., 6.00%, 3/01/41	474,000	554,321

		1,943,756

HOTELS, RESTAURANTS & LEISURE—0.7%
Brinker International, Inc., 2.60%, 5/15/18	500,000	489,383
Darden Restaurants, Inc., 3.35%, 11/01/22	1,000,000	921,184
Hyatt Hotels Corp., 3.38%, 7/15/23	1,000,000	932,254

		2,342,821

HOUSEHOLD DURABLES—0.2%
Snap-On, Inc., 4.25%, 1/15/18	500,000	529,728

HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	524,238

INDUSTRIAL CONGLOMERATES—0.7%
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,673,052
Harsco Corp., 5.75%, 5/15/18	750,000	802,599

		2,475,651

INDUSTRIAL MACHINERY—0.3%
Valmont Industries, Inc., 6.63%, 4/20/20	1,000,000	1,140,234

INSURANCE—0.6%
Markel Corp., 3.63%, 3/30/23	400,000	380,868
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	250,000	245,773
OneBeacon US Holdings Inc, 4.60%, 11/09/22	1,000,000	994,822
Prudential Financial, Inc., 5.87%, 9/15/42+	500,000	501,250

		2,122,713

INSURANCE BROKERS—0.3%
Willis North America, Inc., 5.63%, 7/15/15	1,000,000	1,073,070

INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Frontier Communications Corp., 7.13%, 3/15/19	750,000	789,375
GTE Corp., 6.84%, 4/15/18	1,000,000	1,188,873
Verizon Communications, Inc., 6.00%, 4/01/41	500,000	560,983

		2,539,231

IT SERVICES—1.3%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	256,594

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.4%, continued
IT SERVICES—1.3%, continued
Dun & Bradstreet Corp., 4.38%, 12/01/22	$1,000,000	$966,006
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,159,644
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,077,812
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,059,605

		4,519,661

MACHINERY—0.6%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19(a)	500,000	493,239
Kennametal, Inc., 2.65%, 11/01/19	955,000	926,031
Pall Corp., 5.00%, 6/15/20	500,000	528,631

		1,947,901

MEDIA—0.1%
Time Warner Cable, Inc., 4.50%, 9/15/42	500,000	387,742

METALS & MINING—0.9%
Carpenter Technology Corp., 4.45%, 3/01/23	480,000	467,892
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(a)	1,000,000	897,414
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	705,000	668,605
Teck Resources Ltd., 3.00%, 3/01/19	500,000	486,178
Xstrata Finance Canada Ltd., 3.60%, 1/15/17(a)	500,000	503,918

		3,024,007

MULTI-LINE INSURANCE—1.0%
American International Group, Inc., 3.80%, 3/22/17	1,000,000	1,048,316
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	822,627
Kemper Corp., 6.00%, 11/30/15	800,000	869,686
Liberty Mutual Group, Inc., 4.95%, 5/01/22(a)	800,000	821,349

		3,561,978

MULTILINE RETAIL—0.9%
Dollar General Corp., 4.13%, 7/15/17	700,000	738,347
Macy’s Retail Holdings, Inc., 9.50%, 4/15/21	720,000	878,021
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,371,801

		2,988,169

MULTI-UTILITIES—0.2%
Puget Energy, Inc., 5.63%, 7/15/22	750,000	795,149

OFFICE SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	500,000	540,072

OIL, GAS & CONSUMABLE FUELS—1.3%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,273,704
Continental Resources, Inc., 4.50%, 4/15/23(a)	200,000	194,500
Denbury Resources, Inc., 4.63%, 7/15/23	600,000	553,500
Merey Sweeny LP, 8.85%, 12/18/19(a)	607,740	691,418
Newfield Exploration Co., 7.13%, 5/15/18	500,000	518,750

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.4%, continued
OIL, GAS & CONSUMABLE FUELS—1.3%, continued
Pioneer Natural Resources Co., 5.88%, 7/15/16	$500,000	$557,616
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	581,700	618,056

		4,407,544

PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	702,000	829,841
PH Glatfelter Co., 5.38%, 10/15/20	500,000	495,000

		1,324,841

PHARMACEUTICALS—0.1%
AbbVie, Inc., 2.00%, 11/06/18(a)	500,000	484,813

PIPELINES—1.0%
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	544,793
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,054,373
Kern River Funding Corp., 6.68%, 7/31/16(a)	630,882	691,127
Texas Gas Transmission LLC, 4.60%, 6/01/15	1,000,000	1,054,637

		3,344,930

PROPERTY & CASUALTY INSURANCE—1.0%
21st Century Insurance Group, 5.90%, 12/15/13	973,000	991,819
Fidelity National Financial, Inc., 5.50%, 9/01/22	725,000	768,375
Progressive Corp., 6.70%, 6/15/37+	500,000	540,000
W.R.Berkley Corp., 4.63%, 3/15/22	250,000	257,511
W.R.Berkley Corp., 6.15%, 8/15/19	710,000	793,589

		3,351,294

PUBLISHING—0.2%
Washington Post Co., 7.25%, 2/01/19	575,000	669,364

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,280,278
Federal Realty Investment Trust, 5.65%, 6/01/16	625,000	695,870
Health Care REIT, Inc., 4.70%, 9/15/17	718,000	780,206
National Retail Properties, Inc., 3.80%, 10/15/22	250,000	238,138
Pan Pacific Retail Properties, Inc., 5.95%, 6/01/14	1,000,000	1,044,248
PPF Funding, Inc., 5.13%, 6/01/15(a)	750,000	783,749
ProLogis LP, 6.13%, 12/01/16	1,000,000	1,126,727

		5,949,216

ROAD & RAIL—1.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,113,693
Burlington Northern Santa Fe LLC, 7.16%, 1/02/20	931,513	1,077,714
CSX Transportation, Inc., 8.38%, 10/15/14	398,572	434,340
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20(a)	500,000	483,728

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.4%, continued
ROAD & RAIL—1.2%, continued
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.75%, 5/11/17(a)	$1,000,000	$1,046,300

		4,155,775

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	594,863
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,164,111
Maxim Integrated Products, Inc., 3.38%, 3/15/23	500,000	468,981

		2,227,955

SOFT DRINKS—0.3%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,138,590

SOFTWARE—0.1%
Symantec Corp., 2.75%, 6/15/17	500,000	503,429

SPECIALTY RETAIL—0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	390,937
Ethan Allen Global, Inc., 5.38%, 10/01/15	500,000	517,500
O’Reilly Automotive, Inc., 3.80%, 9/01/22	1,000,000	985,632
Staples, Inc., 2.75%, 1/12/18	580,000	580,177

		2,474,246

SUPRANATIONAL—2.7%
Inter-American Development Bank, 3.50%, 7/08/13	1,000,000	1,000,603
International Bank for Reconstruction & Development, 2.00%, 12/04/13	2,000,000	2,013,604
International Finance Corp., 0.50%, 5/16/16	3,250,000	3,227,910
International Finance Corp., 2.25%, 4/28/14	1,000,000	1,015,315
International Finance Facility for Immunisation, 0.47%, 7/05/16+(a)	2,000,000	2,000,000

		9,257,432

TECHNOLOGY DISTRIBUTORS—0.2%
Arrow Electronics, Inc., 3.00%, 3/01/18	165,000	164,763
Arrow Electronics, Inc., 3.38%, 11/01/15	500,000	517,492

		682,255

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Hanesbrands, Inc., 6.38%, 12/15/20	545,000	581,106

TRANSPORTATION SERVICES—0.2%
Golden State Petroleum Transport Corp., 8.04%, 2/01/19	689,221	585,739

TRUCK MANUFACTURERS—0.2%
PACCAR, Inc., 6.88%, 2/15/14	760,000	789,051

TRUCKING—0.3%
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	1,000,000	1,042,579

UTILITIES—1.7%
FPL Energy American Wind LLC, 6.64%, 6/20/23(a)	284,495	263,750
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	111,022	100,783
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	924,067	968,201

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.4%, continued
UTILITIES—1.7%, continued
Kiowa Power Partners LLC, 4.81%, 12/30/13(a)	$275,316	$276,910
LS Power Funding Corp., 8.08%, 12/30/16	350,460	374,096
Midland Cogeneration Venture LP, 6.00%, 3/15/25(a)	641,178	647,109
Salton Sea Funding Corp., 7.48%, 11/30/18	674,683	697,271
Solar Star Funding LLC, 5.38%, 6/30/35(a)	500,000	500,000
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	774,124	796,236
Tenaska Virginia Partners LP, 6.12%, 3/30/24(a)	456,131	487,918
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	800,000	820,945

		5,933,219

WATER UTILITIES—0.3%
American Water Capital Corp., 6.09%, 10/15/17	1,000,000	1,153,396

TOTAL CORPORATE BONDS		128,464,011

CORPORATE NOTES—1.1%
COMMUNITY DEVELOPMENT—1.1%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	1,340,000	1,340,215
Everence Community Investment, Inc., 1.50%, 12/15/13+(b)	1,107,500	1,110,235
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	1,227,500	1,233,789

TOTAL CORPORATE NOTES		3,684,239

U.S. GOVERNMENT AGENCIES—43.7%
FEDERAL FARM CREDIT BANK—0.7%
4.88%, 12/16/15	2,000,000	2,206,290

FEDERAL HOME LOAN BANK—3.3%
3.38%, 6/12/20	1,000,000	1,057,039
5.00%, 11/17/17	2,000,000	2,296,158
5.50%, 7/15/36	6,570,000	8,077,749

		11,430,946

FEDERAL HOME LOAN MORTGAGE CORP.—20.4%
1.25%, 10/02/19	2,710,000	2,567,500
1.38%, 5/01/20	1,000,000	947,556
2.36%, 5/01/34+	272,043	289,791
2.36%, 5/01/34+	153,497	163,512
2.38%, 1/13/22	2,310,000	2,244,805
2.50%, 10/01/27	1,805,633	1,818,336
3.00%, 11/01/32	1,928,113	1,954,025
3.00%, 11/01/32	2,887,619	2,926,304
3.00%, 5/01/43	2,995,338	2,924,108
3.50%, 10/01/41	1,630,628	1,653,970
3.50%, 2/01/42	2,360,681	2,394,473
3.50%, 6/01/42	2,562,663	2,599,347
3.50%, 6/01/42	2,530,756	2,566,983
3.50%, 8/01/42	2,837,751	2,878,373
3.75%, 3/27/19	3,020,000	3,319,708
4.00%, 11/01/24	1,655,883	1,735,585
4.00%, 10/01/25	695,488	729,619
4.00%, 10/01/41	1,684,863	1,753,270

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—43.7%, continued
FEDERAL HOME LOAN MORTGAGE CORP.—20.4%, continued
4.00%, 2/01/42	$1,024,030	$1,067,795
4.50%, 6/01/18	307,083	322,372
4.50%, 10/01/35	877,396	924,876
4.50%, 6/01/39	1,193,830	1,256,960
4.50%, 7/01/39	1,317,598	1,387,273
4.50%, 11/01/39	1,357,803	1,429,604
4.50%, 9/01/40	1,742,802	1,836,760
4.50%, 5/01/41	3,365,889	3,554,314
4.88%, 6/13/18	7,200,000	8,304,085
5.00%, 4/01/19	200,363	212,277
5.00%, 12/01/21	397,165	425,410
5.00%, 7/01/35	408,701	437,055
5.00%, 3/01/38	1,514,387	1,617,298
5.00%, 6/01/39	2,069,496	2,208,920
5.00%, 9/01/41	1,899,903	2,074,232
5.50%, 7/18/16	3,500,000	3,995,614
5.50%, 4/01/22	238,118	257,806
5.50%, 11/01/33	149,104	161,588
5.50%, 3/01/36	240,560	259,927
5.50%, 6/01/36	374,707	403,601
5.50%, 12/01/36	383,995	413,605
6.00%, 9/01/17	186,684	200,658
6.00%, 4/01/27	491,685	535,283
6.00%, 6/01/36	280,007	305,428
6.00%, 8/01/37	224,128	243,106
7.00%, 2/01/30	161,714	188,547
7.00%, 3/01/31	141,568	164,639
7.50%, 7/01/30	309,226	367,598

		70,023,896

FEDERAL NATIONAL MORTGAGE ASSOCIATION—18.5%
1.13%, 4/27/17	2,000,000	1,993,056
1.63%, 10/26/15	3,600,000	3,689,248
1.95%, 2/01/34+	182,887	182,945
2.19%, 1/01/23	2,500,000	2,351,364
2.33%, 5/01/34+	202,635	215,697
2.40%, 6/01/33+	81,666	83,098
2.51%, 5/01/37+	392,140	416,226
3.00%, 12/01/32	2,900,770	2,930,859
3.00%, 6/01/42	3,043,272	2,977,636
3.00%, 8/01/42	2,743,938	2,684,759
3.00%, 8/01/42	2,789,991	2,729,818
3.50%, 7/01/20	961,476	1,005,215
3.50%, 10/01/25	608,711	635,092
3.50%, 2/01/41	1,951,684	1,983,893
4.00%, 3/01/26	2,112,989	2,227,991
4.00%, 12/01/40	2,074,013	2,172,136
4.00%, 1/01/41	1,522,437	1,586,818
4.00%, 10/01/41	1,401,585	1,462,169
4.00%, 11/01/41	1,302,099	1,358,383
4.00%, 12/01/41	1,783,600	1,860,697
4.38%, 10/15/15	4,700,000	5,106,409
4.50%, 9/01/40	1,148,282	1,214,905
4.50%, 10/01/40	1,207,318	1,283,340
5.00%, 4/15/15	5,500,000	5,951,181
5.00%, 2/13/17	1,800,000	2,051,806
5.00%, 7/01/18	191,412	204,465

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
U.S. GOVERNMENT AGENCIES—43.7%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION—18.5%, continued
5.00%, 9/01/18	$319,462	$340,383
5.00%, 4/01/25	378,153	410,030
5.00%, 7/01/25	305,949	331,602
5.00%, 10/01/25	387,516	421,354
5.00%, 10/01/35	550,016	592,195
5.50%, 6/01/22	327,718	353,679
5.50%, 11/01/25	118	129
5.50%, 2/01/34	208,182	227,846
5.50%, 1/01/35	390,788	428,462
5.50%, 10/01/35	624,900	681,533
5.50%, 6/01/36	172,362	186,997
5.50%, 11/01/36	401,544	435,638
5.63%, 7/15/37	6,000,000	7,442,238
6.00%, 10/01/33	135,724	149,509
6.00%, 11/01/34	492,174	548,912
6.00%, 10/01/35	290,516	320,001
6.00%, 6/01/36	238,787	259,846
7.00%, 7/01/15	1,217	1,221
7.00%, 11/01/19	19,661	21,409
7.00%, 11/01/19	30,868	33,564
8.50%, 9/01/26	105,776	121,452

		63,667,206

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.2%
1.63%, 1/20/34+	115,512	120,610
5.50%, 10/20/38	173,657	182,469
6.50%, 11/20/38	48,228	51,164
6.75%, 4/15/16	23,681	25,495
7.00%, 12/20/30	48,973	57,452
7.00%, 10/20/31	35,168	40,148
7.00%, 3/20/32	111,272	131,020

		608,358

SMALL BUSINESS ADMINISTRATION—0.2%
0.60%, 2/25/32+	459,449	458,672
1.00%, 9/25/18+	24,680	24,826

		483,498

U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT—0.4%
1.80%, 8/01/14	1,440,000	1,464,214

TOTAL U.S. GOVERNMENT AGENCIES		149,884,408

INVESTMENT COMPANY—1.1%
MUTUAL FUND—1.1%
Pax World High Yield Bond Fund, Individual Investor Class	530,984	3,913,350

SHORT TERM INVESTMENT—1.7%
INVESTMENT COMPANY—1.7%
JPMorgan U.S. Government Money Market Fund, Premier Shares	5,831,926	5,831,926

TOTAL INVESTMENTS (Cost* $336,022,116)—100.1%		$343,709,221
Liabilities in excess of other assets—(0.1)%		(270,092)

NET ASSETS—100%		$343,439,129

+	Variable rate security. Rates presented are the rates in effect at June 30, 2013.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2013, these securities were valued at $33,328,788 or 9.7% of net assets.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	1,340,000	12/2009
Everence Community Investment, Inc.	1.50%	1,107,500	12/2009
Everence Community Investment, Inc.	1.50%	1,227,500	12/2009

At June 30, 2013, these securities had an aggregate market value of $3,684,239, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.

CIFG	—	CDC IXIS Financial Guaranty
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis International Index
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%
AUSTRALIA—5.5%
BANKS—0.1%
Commonwealth Bank of Australia	3,262	$206,382

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,979	167,771
CSL Ltd.- ADR	6,332	178,499

		346,270

CAPITAL MARKETS—0.1%
Macquarie Group Ltd.	463	17,729
Macquarie Group Ltd.- ADR	2,911	111,317

		129,046

CHEMICALS—0.3%
Orica Ltd.	19,480	367,888

COMMERCIAL BANKS—2.2%
Australia & New Zealand Banking Group Ltd.	7,223	188,794
Australia & New Zealand Banking Group Ltd.- ADR	36,061	942,094
Commonwealth Bank of Australia- ADR	613	38,834
National Australia Bank Ltd.	4,644	126,056
National Australia Bank Ltd.- ADR	28,593	774,155
Westpac Banking Corp.	5,173	136,630
Westpac Banking Corp.- ADR	8,771	1,156,807

		3,363,370

CONTAINERS & PACKAGING—0.1%
Amcor Ltd.	3,344	31,011
Amcor Ltd.- ADR	3,500	129,850

		160,861

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.	8,647	37,722
Telstra Corp. Ltd.- ADR	12,255	267,649

		305,371

INSURANCE—0.3%
Suncorp Group Ltd.	46,152	503,123

METALS & MINING—1.3%
Alumina Ltd.- ADR(a)	41,858	149,433
BHP Billiton Ltd.- ADR	29,852	1,721,266
Newcrest Mining Ltd.- ADR	14,397	136,340

		2,007,039

OIL, GAS & CONSUMABLE FUELS—0.5%
Origin Energy Ltd.	43,674	502,072
Woodside Petroleum Ltd.	2,190	70,120
Woodside Petroleum Ltd.- ADR	5,235	168,986

		741,178

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Shopping Centres Australasia Property Group REIT	4,483	6,519
Westfield Group REIT	20,433	213,779

		220,298

		8,350,826

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
AUSTRIA—0.1%
COMMERCIAL BANKS—0.1%
Erste Group Bank AG	757	$20,204
Erste Group Bank AG- ADR	12,078	161,000

		181,204

BELGIUM—0.3%
FOOD & STAPLES RETAILING—0.3%
Delhaize Group SA	1,156	71,459
Delhaize Group SA- ADR	5,575	344,758

		416,217

BRAZIL—2.6%
BANKS—0.3%
Banco Bradesco SA- ADR	32,232	419,338

CHEMICALS—0.1%
Braskem SA- ADR(a)	7,600	113,088

COMMERCIAL BANKS—0.3%
Banco do Brasil SA- ADR	16,094	162,549
Itau Unibanco Holding SA- ADR	29,162	376,773

		539,322

ELECTRIC UTILITIES—0.3%
Cia Energetica de Minas Gerais- ADR	14,523	130,271
Cia Paranaense de Energia- ADR	9,827	122,052
CPFL Energia SA- ADR	14,235	260,358

		512,681

FOOD & STAPLES RETAILING—0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar- ADR	5,510	250,485

FOOD PRODUCTS—0.2%
BRF SA- ADR	16,910	367,116

METALS & MINING—0.5%
Cia Siderurgica Nacional SA- ADR	29,370	81,355
Gerdau SA- ADR	26,820	153,142
Vale SA- ADR	36,386	478,476

		712,973

OIL, GAS & CONSUMABLE FUELS—0.5%
Petroleo Brasileiro SA- ADR	35,699	479,081
Ultrapar Participacoes SA- ADR	10,512	251,657

		730,738

WATER UTILITIES—0.2%
Cia de Saneamento Basico do Estado de Sao Paulo- ADR	26,970	280,758

		3,926,499

CANADA—7.1%
AUTO COMPONENTS—0.3%
Magna International, Inc.	5,715	407,022

CHEMICALS—0.7%
Agrium, Inc.	3,522	306,273
Methanex Corp.	7,953	340,309
Potash Corp of Saskatchewan, Inc.	10,495	400,174

		1,046,756

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
CANADA—7.1%, continued
COMMERCIAL BANKS—2.0%
Bank of Montreal	7,625	$442,479
Bank of Nova Scotia	12,310	659,200
Canadian Imperial Bank of Commerce	5,717	405,793
Royal Bank of Canada	13,414	782,170
Toronto-Dominion Bank	9,118	732,814

		3,022,456

COMMERCIAL SERVICES & SUPPLIES—0.0%**
Progressive Waste Solutions Ltd.	790	16,993

HOTELS, RESTAURANTS & LEISURE—0.3%
Tim Hortons, Inc.	8,185	443,054

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
TransAlta Corp.	18,054	247,701

INSURANCE—0.3%
Manulife Financial Corp.	17,556	281,247
Sun Life Financial, Inc.	9,109	269,809

		551,056

MATERIALS—0.0%**
Agnico Eagle Mines Ltd.	872	24,015

MEDIA—0.2%
Shaw Communications, Inc., Class B	14,403	346,104

METALS & MINING—0.3%
Barrick Gold Corp.	8,023	126,282
Eldorado Gold Corp.	6,382	39,441
Kinross Gold Corp.	9,733	49,638
Taseko Mines Ltd.(a)	32,865	61,786
Teck Resources Ltd., Class B	10,555	225,561

		502,708

OIL, GAS & CONSUMABLE FUELS—1.7%
Advantage Oil & Gas Ltd.(a)	18,950	74,663
Canadian Natural Resources Ltd.	15,131	427,602
Cenovus Energy, Inc.	12,145	346,375
Enbridge, Inc.	16,308	686,078
Encana Corp.	15,181	257,166
Penn West Petroleum Ltd.	14,713	155,664
Suncor Energy, Inc.	16,176	477,030
Talisman Energy, Inc.	19,045	217,684

		2,642,262

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Asset Management, Inc., Class A	11,557	416,283

ROAD & RAIL—0.8%
Canadian National Railway Co.	6,105	593,833
Canadian Pacific Railway Ltd.	5,165	626,928

		1,220,761

		10,887,171

CHILE—0.7%
AIRLINES—0.1%
Latam Airlines Group SA- ADR	11,124	187,884

BEVERAGES—0.3%
Embotelladora Andina SA, Class B- ADR	12,208	419,711

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
CHILE—0.7%, continued
CHEMICALS—0.3%
Sociedad Quimica y Minera de Chile SA- ADR	11,926	$481,811

COMMERCIAL BANKS—0.0%**
Corpbanca- ADR	3,709	63,424

		1,152,830

CHINA—2.7%
AIRLINES—0.1%
China Eastern Airlines Corp. Ltd.- ADR(a)	2,802	43,123
China Southern Airlines Co. Ltd.- ADR	5,546	112,972

		156,095

CHEMICALS—0.1%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR(a)	4,694	155,982

COMMERCIAL BANKS—0.6%
China Construction Bank Corp.- ADR	68,758	964,675

COMPUTERS & PERIPHERALS—0.1%
Lenovo Group Ltd.- ADR	9,860	178,367

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	290,462

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
Huaneng Power International, Inc.- ADR	9,631	370,312

INSURANCE—0.5%
China Life Insurance Co. Ltd.- ADR	22,434	782,498

INTERNET SOFTWARE & SERVICES—0.6%
Tencent Holdings Ltd.- ADR	23,026	897,093

MULTI-LINE INSURANCE—0.1%
Ping An Insurance Group Co. of China Ltd.- ADR	7,049	94,104

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	8,797	176,644

		4,066,232

COLOMBIA—0.7%
COMMERCIAL BANKS—0.4%
BanColombia SA- ADR	9,621	543,586

OIL, GAS & CONSUMABLE FUELS—0.3%
Ecopetrol SA- ADR	11,213	471,619

		1,015,205

DENMARK—0.6%
COMMERCIAL BANKS—0.0%**
Danske Bank A/S(a)	3,457	59,124
Danske Bank A/S- ADR(a)	6,614	56,318

		115,442

PHARMACEUTICALS—0.6%
Novo Nordisk A/S- ADR	5,702	883,639

		999,081

FINLAND—0.2%
COMMUNICATIONS EQUIPMENT—0.1%
Nokia OYJ- ADR(a)	39,805	148,871

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
FINLAND—0.2%, continued
PAPER & FOREST PRODUCTS—0.1%
Stora Enso OYJ- ADR	32,308	$215,817

		364,688

FRANCE—6.1%
AUTO COMPONENTS—0.5%
Cie Generale des Etablissements Michelin- ADR	25,215	452,105
Cie Generale des Etablissements Michelin, Class B	1,074	96,041
Valeo SA- ADR	4,352	137,044

		685,190

CAPITAL GOODS—0.3%
Cie de Saint-Gobain	11,742	475,332

COMMERCIAL BANKS—0.6%
BNP Paribas SA- ADR	21,636	595,423
Credit Agricole SA(a)	5,199	44,684
Credit Agricole SA- ADR(a)	14,211	60,397
Societe Generale SA- ADR	37,640	259,716

		960,220

CONSTRUCTION & ENGINEERING—0.2%
Bouygues SA	956	24,402
Vinci SA- ADR	26,246	329,650

		354,052

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	26,441
Lafarge SA- ADR	6,876	104,102

		130,543

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
France Telecom SA- ADR	17,186	162,408
Vivendi SA	9,270	175,564

		337,972

ELECTRICAL EQUIPMENT—0.5%
Legrand SA	17,254	800,427

ENERGY EQUIPMENT & SERVICES—0.5%
CGG- ADR(a)	12,914	282,687
Technip SA- ADR	21,292	541,669

		824,356

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	41,888
Carrefour SA- ADR	49,035	266,260

		308,148

FOOD PRODUCTS—0.7%
Danone SA- ADR	70,005	1,050,075

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Essilor International SA	4,503	479,105
Essilor International SA- ADR	952	50,780

		529,885

INSURANCE—0.3%
AXA SA- ADR	23,140	455,627

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
FRANCE—6.1%, continued
MEDIA—0.3%
Publicis Groupe SA- ADR	26,260	$471,630

MULTI-UTILITIES—0.4%
GDF Suez	2,524	49,428
GDF Suez- ADR	17,681	347,078
Veolia Environnement SA	3,865	43,975
Veolia Environnement SA- ADR	8,771	100,077

		540,558

PERSONAL PRODUCTS—0.6%
L’Oreal SA	382	62,775
L’Oreal SA- ADR	25,935	851,965

		914,740

SOFTWARE—0.3%
Dassault Systemes SA- ADR	3,582	439,225

		9,277,980

GERMANY—5.9%
AIR FREIGHT & LOGISTICS—0.2%
Deutsche Post AG	10,161	252,552

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR(a)	10,201	206,417

AUTOMOBILES—0.5%
Bayerische Motoren Werke AG- ADR	27,692	806,668

CAPITAL MARKETS—0.3%
Deutsche Bank AG	11,061	464,009

CHEMICALS—0.8%
BASF SE- ADR	13,580	1,215,274

DIVERSIFIED FINANCIALS—0.2%
Deutsche Boerse AG	2,890	190,233
Deutsche Boerse AG- ADR	15,060	98,417

		288,650

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Deutsche Telekom AG- ADR	26,454	308,454

HEALTH CARE PROVIDERS & SERVICES—0.4%
Fresenius Medical Care AG & Co. KGaA- ADR	17,810	628,159

INSURANCE—1.0%
Allianz SE- ADR	57,890	845,773
Muenchener Rueckversicherungs AG- ADR	18,890	347,576
Muenchener Rueckversicherungs Gesellschaft AG	1,682	309,577

		1,502,926

MULTI-UTILITIES—0.2%
RWE AG	2,125	67,822
RWE AG- ADR	5,585	178,441

		246,263

PHARMACEUTICALS—0.6%
Bayer AG- ADR	9,398	1,002,485

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	10,403	86,761

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
GERMANY—5.9%, continued
SOFTWARE—0.6%
SAP AG- ADR	12,252	$892,313

TEXTILES, APPAREL & LUXURY GOODS—0.5%
Adidas AG	1,323	143,174
Adidas AG- ADR	9,964	539,451
Puma SE	285	80,222

		762,847

TRUCKING—0.2%
Deutsche Post AG- ADR	14,832	369,613

		9,033,391

HONG KONG—3.1%
COMMERCIAL BANKS—0.2%
BOC Hong Kong Holdings Ltd.	59,500	182,964
BOC Hong Kong Holdings Ltd.- ADR	1,754	107,766
Hang Seng Bank Ltd.	4,200	62,111

		352,841

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Unicom Hong Kong Ltd.- ADR	24,284	319,092

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings Ltd.	751	45,436
Jardine Matheson Holdings Ltd.- ADR	3,618	218,165

		263,601

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
Hang Lung Properties Ltd.	23,000	80,215
Hang Lung Properties Ltd.- ADR	289	5,026
Henderson Land Development Co. Ltd.	8,800	52,532
Sun Hung Kai Properties Ltd.	11,000	141,967
Sun Hung Kai Properties Ltd.- ADR	22,014	283,981
Swire Pacific Ltd., Series A	6,500	78,693
Swire Pacific Ltd., Series A- ADR	32,051	388,458
Swire Properties Ltd.	4,550	13,463
Wharf Holdings Ltd.	150,000	1,260,951

		2,305,286

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	3,726
Esprit Holdings Ltd.- ADR	4,499	13,317

		17,043

TELECOMMUNICATION SERVICES—0.8%
China Mobile Ltd.- ADR	24,320	1,259,046

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Li & Fung Ltd.	122,000	167,678
Li & Fung Ltd.- ADR	12,287	33,175

		200,853

		4,717,762

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc- ADR	11,582	86,865

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
HUNGARY—0.1%, continued
OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil & Gas plc- ADR	796	$30,041

		116,906

INDIA—1.6%
BANKS—0.3%
ICICI Bank Ltd.- ADR	12,121	463,628

COMMERCIAL BANKS—0.4%
HDFC Bank Ltd.- ADR	17,649	639,600

IT SERVICES—0.4%
Infosys Ltd.- ADR	7,688	316,669
Wipro Ltd.- ADR	42,991	312,974

		629,643

METALS & MINING—0.2%
Sterlite Industries India Ltd.- ADR	55,902	326,468

PHARMACEUTICALS—0.3%
Dr. Reddy’s Laboratories Ltd.- ADR(a)	10,846	410,196

		2,469,535

INDONESIA—0.8%
COMMERCIAL BANKS—0.3%
PT Bank Mandiri- ADR	53,391	477,849

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Telekomunikasi Indonesia Persero Tbk PT- ADR	13,117	560,621

MACHINERY—0.1%
United Tractors Tbk PT- ADR	3,369	119,936

		1,158,406

IRELAND—1.0%
BIOTECHNOLOGY—0.1%
Elan Corp. plc- ADR(a)	15,702	222,026

COMMERCIAL SERVICES & SUPPLIES—0.5%
Experian plc	3,191	55,474
Experian plc- ADR	37,268	651,817

		707,291

CONSTRUCTION MATERIALS—0.2%
CRH plc- ADR	15,719	319,253

PHARMACEUTICALS—0.2%
Shire plc- ADR	3,634	345,630

		1,594,200

ISRAEL—0.4%
PHARMACEUTICALS—0.3%
Teva Pharmaceutical Industries Ltd.- ADR	13,225	518,420

SOFTWARE—0.1%
Check Point Software Technologies Ltd.(a)	2,576	127,976

		646,396

ITALY—1.3%
BANKS—0.1%
UniCredit SpA	41,823	195,871

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
ITALY—1.3%, continued
COMMERCIAL BANKS—0.1%
Intesa Sanpaolo SpA	50,341	$80,663
Intesa Sanpaolo SpA- ADR	5,976	57,220

		137,883

ELECTRIC UTILITIES—0.0%**
Enel SpA	9,543	29,936

INSURANCE—0.2%
Assicurazioni Generali SpA	16,056	280,469

OIL, GAS & CONSUMABLE FUELS—0.5%
ENI SpA- ADR	18,297	750,909

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	8,604	435,018

TRANSPORTATION INFRASTRUCTURE—0.1%
Atlantia SpA	13,863	226,101

		2,056,187

JAPAN—15.9%
AUTO COMPONENTS—0.6%
Bridgestone Corp.	4,656	158,674
Bridgestone Corp.- ADR	4,051	277,493
Denso Corp.	5,900	277,511
Denso Corp.- ADR	6,048	142,733

		856,411

AUTOMOBILES—2.3%
Honda Motor Co. Ltd.- ADR	24,950	929,388
Nissan Motor Co. Ltd.- ADR	26,653	541,855
Toyota Motor Corp.- ADR	17,148	2,069,078

		3,540,321

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	19,540
Asahi Glass Co. Ltd.- ADR	21,219	137,499

		157,039

CAPITAL GOODS—0.2%
Makita Corp.	600	32,426
Makita Corp.- ADR	4,936	267,580

		300,006

CAPITAL MARKETS—0.7%
Daiwa Securities Group, Inc.	16,000	134,382
Daiwa Securities Group, Inc.- ADR	49,678	421,766
Nomura Holdings, Inc.- ADR	64,340	478,690

		1,034,838

CHEMICALS—0.5%
Nitto Denko Corp.	500	32,164
Nitto Denko Corp.- ADR	11,626	375,404
Shin-Etsu Chemical Co. Ltd.	2,500	165,860
Sumitomo Chemical Co. Ltd.	38,000	119,540
Toray Industries, Inc.	6,000	38,838

		731,806

COMMERCIAL BANKS—2.1%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	1,171,243
Mizuho Financial Group, Inc.- ADR	132,028	545,276

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
JAPAN—15.9%, continued
COMMERCIAL BANKS—2.1%, continued
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	$1,250,693
Sumitomo Mitsui Trust Holdings, Inc.	2,980	13,912
Sumitomo Mitsui Trust Holdings, Inc.- ADR	39,737	185,969

		3,167,093

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	457,250
Dai Nippon Printing Co. Ltd.- ADR	37	337

		457,587

COMPUTERS & PERIPHERALS—0.0%**
Seiko Epson Corp.	600	8,197
Seiko Epson Corp.- ADR	5,156	35,370

		43,567

CONSTRUCTION & ENGINEERING—0.4%
JGC Corp.	9,000	323,956
Obayashi Corp.	55,000	285,592

		609,548

DIVERSIFIED FINANCIAL SERVICES—0.3%
ORIX Corp.	2,300	31,423
ORIX Corp.- ADR	5,614	383,604

		415,027

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Nippon Telegraph & Telephone Corp.- ADR	10,320	268,423

ELECTRIC UTILITIES—0.2%
Chubu Electric Power Co., Inc.	12,600	178,621
Tohoku Electric Power Co., Inc.(a)	9,200	114,930

		293,551

ELECTRICAL EQUIPMENT—0.2%
Nidec Corp.- ADR	15,436	270,439

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
FUJIFILM Holdings Corp.- ADR	11,626	255,772
Hoya Corp.	9,500	196,264
Hoya Corp.- ADR	1,734	35,773
Kyocera Corp.	1,400	142,569
Kyocera Corp.- ADR	1,581	160,867
Murata Manufacturing Co. Ltd.	500	38,062

		829,307

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Terumo Corp.	5,900	293,572

HOUSEHOLD DURABLES—0.9%
Panasonic Corp.(a)	10,700	85,984
Panasonic Corp.- ADR(a)	21,410	173,207
Sekisui House Ltd.	8,000	115,668
Sekisui House Ltd.- ADR	30,149	435,954
Sharp Corp.(a)	10,000	40,331
Sharp Corp.- ADR	17,095	68,038
Sony Corp.- ADR	18,382	389,515

		1,308,697

INSURANCE—0.4%
MS&AD Insurance Group Holdings- ADR	34,266	434,150

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
JAPAN—15.9%, continued
INSURANCE—0.4%, continued
Tokio Marine Holdings, Inc.	2,000	$63,420
Tokio Marine Holdings, Inc.- ADR	4,898	155,610

		653,180

INTEGRATED TELECOMMUNICATION SERVICES—0.2%
KDDI Corp.- ADR	23,200	300,788

INTERNET & CATALOG RETAIL—0.1%
Rakuten, Inc.	18,400	217,616

IT SERVICES—0.0%**
Fujitsu Ltd.	2,000	8,268
Fujitsu Ltd.- ADR	1,240	25,829

		34,097

MACHINERY—1.0%
FANUC Corp.	400	57,996
FANUC Corp.- ADR	22,452	542,665
Kubota Corp.- ADR	8,556	622,791
SMC Corp.	1,900	381,609

		1,605,061

MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	38,316

METALS & MINING—0.3%
Nippon Steel Corp.	54,000	145,917
Sumitomo Metal Mining Co. Ltd.	23,000	256,483

		402,400

OFFICE ELECTRONICS—0.3%
Canon, Inc.- ADR	14,801	486,509

PERSONAL PRODUCTS—0.5%
Kao Corp.- ADR	16,459	565,696
Shiseido Co. Ltd.	2,100	31,273
Shiseido Co. Ltd.- ADR	15,035	222,969

		819,938

PHARMACEUTICALS—0.7%
Astellas Pharma, Inc.	2,600	141,299
Astellas Pharma, Inc.- ADR	15,568	210,479
Daiichi Sankyo Co. Ltd.	4,600	76,806
Daiichi Sankyo Co. Ltd.- ADR	1,901	31,671
Takeda Pharmaceutical Co. Ltd.	2,700	121,960
Takeda Pharmaceutical Co. Ltd.- ADR	19,192	433,355

		1,015,570

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Daiwa House Industry Co. Ltd.- ADR	1,547	289,034
Mitsubishi Estate Co. Ltd.	7,000	186,398
Mitsubishi Estate Co. Ltd.- ADR	8,499	227,008
Mitsui Fudosan Co. Ltd.	11,000	323,523
Sumitomo Realty & Development Co. Ltd.	6,000	239,262

		1,265,225

ROAD & RAIL—0.7%
Central Japan Railway Co.	500	61,152
East Japan Railway Co.	3,590	279,077

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
JAPAN—15.9%, continued
ROAD & RAIL—0.7%, continued
East Japan Railway Co.- ADR	29,226	$379,938
Keikyu Corp.	44,000	377,979

		1,098,146

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Advantest Corp.- ADR	323	5,294
Rohm Co. Ltd.	700	28,231
Rohm Co. Ltd.- ADR	2,660	53,546

		87,071

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	13,576	199,160

TECHNOLOGY HARDWARE & EQUIPMENT—0.0%**
TDK Corp.	200	6,907
TDK Corp.- ADR	826	28,629

		35,536

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR	5,242	260,790

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,637	413,228

WIRELESS TELECOMMUNICATION SERVICES—0.5%
NTT DoCoMo, Inc.- ADR	17,300	270,745
Softbank Corp.	6,500	379,462
Softbank Corp.- ADR	2,656	77,210

		727,417

		24,237,280

JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.- ADR	3,893	249,347

MEXICO—1.3%
BEVERAGES—0.3%
Coca-Cola Femsa SAB de CV- ADR	3,164	443,877

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de CV- ADR(a)	19,147	144,177

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR(a)	28,012	296,367

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV- ADR	11,112	311,136

MEDIA—0.2%
Grupo Televisa SAB- ADR	11,081	275,252

TRANSPORTATION INFRASTRUCTURE—0.1%
Grupo Aeroportuario del Pacifico SAB de CV- ADR	4,513	229,396

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Series L- ADR	12,573	273,463

		1,973,668

NETHERLANDS—4.3%
AIR FREIGHT & LOGISTICS—0.0%**
PostNL NV(a)	748	2,087
PostNL NV- ADR(a)	1,681	4,707

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
NETHERLANDS—4.3%, continued
AIR FREIGHT & LOGISTICS—0.0%**, continued
TNT Express NV	667	$5,003
TNT Express NV- ADR	1,509	11,370

		23,167

CHEMICALS—0.1%
Akzo Nobel NV- ADR	10,773	202,640

COMPUTERS & PERIPHERALS—0.1%
Gemalto NV	2,161	195,663

DIVERSIFIED FINANCIAL SERVICES—0.2%
ING Groep NV- ADR(a)	40,591	368,972

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	25,936	386,187

FOOD PRODUCTS—0.8%
Unilever NV - NY Registry Shares	30,310	1,191,486

INDUSTRIAL CONGLOMERATES—0.6%
Koninklijke Philips NV	30,708	834,951

INSURANCE—0.2%
Aegon NV	35,051	236,945

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV(a)	16,784	334,169

MEDIA—0.1%
Wolters Kluwer NV	954	20,185
Wolters Kluwer NV- ADR	7,337	154,958

		175,143

OIL, GAS & CONSUMABLE FUELS—1.5%
Royal Dutch Shell plc, Class A- ADR	35,254	2,249,205

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ASML Holding NV - NY Registry Shares	4,549	359,826

		6,558,354

NORWAY—0.8%
CHEMICALS—0.2%
Yara International ASA- ADR	7,283	290,956

METALS & MINING—0.1%
Norsk Hydro ASA	13,975	55,768
Norsk Hydro ASA- ADR	13,201	52,540

		108,308

OIL, GAS & CONSUMABLE FUELS—0.5%
Statoil ASA- ADR	36,526	755,723

		1,154,987

PERU—0.1%
METALS & MINING—0.1%
Cia de Minas Buenaventura SAA- ADR	6,708	99,010

PORTUGAL—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.0%**
Portugal Telecom SGPS SA- ADR	26,158	102,801

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
PORTUGAL—0.1%, continued
ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal SA	20,520	$66,107
EDP - Energias de Portugal SA- ADR	1,231	39,589

		105,696

		208,497

RUSSIA—0.8%
MEDIA—0.2%
CTC Media, Inc.	28,039	311,794

WIRELESS TELECOMMUNICATION SERVICES—0.6%
Mobile Telesystems OJSC- ADR	47,756	904,498

		1,216,292

SINGAPORE—2.2%
BANKS—0.1%
DBS Group Holdings Ltd.	10,656	130,310

COMMERCIAL BANKS—1.3%
DBS Group Holdings Ltd.- ADR	18,371	899,169
United Overseas Bank Ltd.	24,187	378,977
United Overseas Bank Ltd.- ADR	22,014	692,120

		1,970,266

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Singapore Telecommunications Ltd.	71,000	211,180
Singapore Telecommunications Ltd.- ADR	6,886	204,514

		415,694

INDUSTRIAL CONGLOMERATES—0.6%
Keppel Corp. Ltd.	11,721	96,172
Keppel Corp. Ltd.- ADR	49,775	821,288

		917,460

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0%**
Keppel REIT REIT	1,800	1,839

		3,435,569

SOUTH AFRICA—1.4%
COMMERCIAL BANKS—0.1%
Standard Bank Group Ltd.- ADR	11,694	131,557

METALS & MINING—0.4%
AngloGold Ashanti Ltd.- ADR	15,620	223,366
Gold Fields Ltd.- ADR	29,917	157,064
Harmony Gold Mining Co. Ltd.- ADR	30,013	114,350
Impala Platinum Holdings Ltd.- ADR	15,171	141,545

		636,325

OIL, GAS & CONSUMABLE FUELS—0.6%
Sasol Ltd.- ADR	20,177	873,866

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	24,376	452,419

		2,094,167

SOUTH KOREA—2.7%
COMMERCIAL BANKS—1.4%
KB Financial Group, Inc.- ADR	34,232	1,014,294
Shinhan Financial Group Co. Ltd.- ADR	25,553	831,239
Woori Finance Holdings Co. Ltd.- ADR	11,480	317,766

		2,163,299

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
SOUTH KOREA—2.7%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
KT Corp.- ADR	38,311	$594,587

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
LG Display Co. Ltd.- ADR(a)	43,639	517,995

WIRELESS TELECOMMUNICATION SERVICES—0.6%
SK Telecom Co. Ltd.- ADR	42,848	871,100

		4,146,981

SPAIN—1.9%
COMMERCIAL BANKS—0.8%
Banco Bilbao Vizcaya Argentaria SA- ADR	64,435	541,898
Banco Santander SA- ADR	116,415	753,205

		1,295,103

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR(a)	32,722	419,169

ELECTRIC UTILITIES—0.2%
Iberdrola SA- ADR	15,225	310,286

METALS & MINING—0.1%
Acerinox SA	16,589	154,434

OIL, GAS & CONSUMABLE FUELS—0.2%
Repsol YPF SA- ADR	17,252	365,052

RETAILING—0.3%
Inditex SA	3,528	435,526

		2,979,570

SWEDEN—2.4%
COMMUNICATIONS EQUIPMENT—0.4%
Telefonaktiebolaget LM Ericsson- ADR	48,767	550,092

CONSTRUCTION & ENGINEERING—0.4%
Skanska AB, Class B	37,142	616,439

HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB, Class B	12,219	306,655

MACHINERY—1.0%
Alfa Laval AB	23,419	478,430
Atlas Copco AB- ADR	18,292	443,947
Atlas Copco AB, Class A	8,922	215,530
Sandvik AB	19,176	229,331
Sandvik AB- ADR	20,116	241,995

		1,609,233

RETAILING—0.1%
Hennes & Mauritz AB (H&M), Class B	3,195	105,006

SPECIALTY RETAIL—0.3%
Hennes & Mauritz AB- ADR	65,360	426,801

		3,614,226

SWITZERLAND—6.9%
CAPITAL MARKETS—1.1%
Credit Suisse Group AG- ADR(a)	16,554	438,019
Julius Baer Group Ltd.(a)	9,537	372,473
UBS AG(a)	46,462	787,531

		1,598,023

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
SWITZERLAND—6.9%, continued
CHEMICALS—0.8%
Syngenta AG- ADR	15,780	$1,228,631

COMPUTERS & PERIPHERALS—0.1%
Logitech International SA	10,434	73,560

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	7,140	313,375

ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.- ADR(a)	52,187	1,130,370

ENERGY EQUIPMENT & SERVICES—0.3%
Transocean Ltd.	9,839	471,780

INSURANCE—0.8%
Swiss Re AG(a)	3,294	245,162
Zurich Insurance Group AG- ADR(a)	38,640	1,006,186

		1,251,348

PHARMACEUTICALS—2.6%
Novartis AG- ADR	27,800	1,965,738
Roche Holding AG- ADR	33,260	2,057,630

		4,023,368

PROFESSIONAL SERVICES—0.1%
Adecco SA(a)	2,237	127,534
Adecco SA- ADR	1,206	34,190

		161,724

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	555	25,602
Wolseley plc- ADR	65,158	304,288

		329,890

		10,582,069

TAIWAN—2.6%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Chunghwa Telecom Co. Ltd.- ADR	31,205	1,001,992

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
AU Optronics Corp.- ADR(a)	61,761	213,693

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
Advanced Semiconductor Engineering, Inc.- ADR	101,549	412,289
Siliconware Precision Industries Co.- ADR	68,065	426,768
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	84,657	1,550,916
United Microelectronics Corp.- ADR	191,039	445,121

		2,835,094

		4,050,779

TURKEY—0.3%
COMMERCIAL BANKS—0.3%
Turkiye Garanti Bankasi AS- ADR	104,314	448,550

UNITED KINGDOM—13.0%
CAPITAL MARKETS—0.0%**
Man Group plc	3,940	4,986
Man Group plc- ADR	7,608	9,600

		14,586

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
UNITED KINGDOM—13.0%, continued
COMMERCIAL BANKS—1.8%
Barclays plc- ADR	32,892	$563,111
HSBC Holdings plc- ADR	35,841	1,860,148
Lloyds Banking Group plc- ADR(a)	66,031	253,559

		2,676,818

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
BT Group plc- ADR	8,434	396,314

ELECTRIC UTILITIES—0.4%
SSE plc	2,983	69,098
SSE plc- ADR	26,274	609,820

		678,918

ENERGY EQUIPMENT & SERVICES—0.1%
Subsea 7 SA(a)	2,770	48,566
Subsea 7 SA- ADR(a)	7,740	137,656

		186,222

FOOD & STAPLES RETAILING—0.5%
J Sainsbury plc	4,806	25,971
J Sainsbury plc- ADR	18,741	407,992
WM Morrison Supermarkets plc	23,333	92,908
WM Morrison Supermarkets plc- ADR	8,054	161,080

		687,951

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Smith & Nephew plc	4,232	47,309
Smith & Nephew plc- ADR	6,874	385,563

		432,872

HOTELS, RESTAURANTS & LEISURE—0.8%
Carnival plc- ADR	7,766	272,276
Compass Group plc	2,388	30,509
Compass Group plc- ADR	50,014	643,180
InterContinental Hotels Group plc- ADR	12,377	339,996

		1,285,961

HOUSEHOLD PRODUCTS—0.6%
Reckitt Benckiser Group plc	3,212	227,068
Reckitt Benckiser Group plc- ADR	49,075	700,055

		927,123

INSURANCE—0.6%
Aviva plc	30,794	159,055
Aviva plc- ADR	6,116	63,668
Prudential plc- ADR	23,333	763,456

		986,179

MATERIALS—0.0%**
Antofagasta plc	3,335	40,325

MEDIA—1.1%
British Sky Broadcasting Group plc	3,176	38,258
British Sky Broadcasting Group plc- ADR	6,005	290,582
Pearson plc- ADR	23,760	425,541
Reed Elsevier plc- ADR	7,992	364,675
WPP plc- ADR	6,767	577,834

		1,696,890

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
UNITED KINGDOM—13.0%, continued
METALS & MINING—1.2%
Antofagasta plc- ADR	3,393	$82,755
BHP Billiton plc	30,582	782,360
Rio Tinto plc- ADR	23,406	961,519

		1,826,634

MULTILINE RETAIL—0.2%
Marks & Spencer Group plc	10,719	70,217
Marks & Spencer Group plc- ADR	17,019	222,779

		292,996

MULTI-UTILITIES—0.8%
National Grid plc- ADR	16,304	923,948
United Utilities Group plc	2,386	24,822
United Utilities Group plc- ADR	12,883	269,126

		1,217,896

OIL, GAS & CONSUMABLE FUELS—1.6%
BG Group plc	6,208	105,610
BG Group plc- ADR	33,166	562,495
BP plc- ADR	35,960	1,500,970
Tullow Oil plc	7,926	120,671
Tullow Oil plc- ADR	15,976	122,137

		2,411,883

PHARMACEUTICALS—1.4%
AstraZeneca plc- ADR	15,840	749,232
GlaxoSmithKline plc- ADR	27,908	1,394,563

		2,143,795

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc- ADR	9,810	354,926

SOFTWARE—0.2%
Sage Group plc	33,782	174,797
Sage Group plc- ADR	2,320	47,653

		222,450

SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	304,336

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Vodafone Group plc- ADR	36,035	1,035,646

		19,820,721

UNITED STATES—0.6%
HEALTH CARE PROVIDERS & SERVICES—0.1%
Catamaran Corp.(a)	3,636	177,146

MEDIA—0.1%
Thomson Reuters Corp.	5,573	181,513

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR	21,356	161,451

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Office Properties, Inc.	24,368	406,458

		926,568

TOTAL COMMON STOCKS		150,227,351

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index
June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.8%
COMMUNITY DEVELOPMENT—0.8%
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	$343,000	$343,055
Everence Community Investment, Inc., 1.50%, 12/15/13+(b)	256,000	256,632
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	606,000	609,105

TOTAL CORPORATE NOTES		1,208,792

SHORT TERM INVESTMENT—2.9%
INVESTMENT COMPANY—2.9%
JPMorgan U.S. Government Money Market Fund, Premier Shares	4,460,079	4,460,079

TOTAL INVESTMENTS (Cost* $152,254,324)—102.0%		$155,896,222
Liabilities in excess of other assets—(2.0)%		(3,080,531)

NET ASSETS—100%		$152,815,691

+	Variable rate security. Rates presented are the rates in effect at June 30, 2013.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	343,000	3/2012
Everence Community Investment, Inc.	1.50%	256,000	3/2012
Everence Community Investment, Inc.	1.50%	606,000	3/2012

At June 30, 2013, these securities had an aggregate market value of $1,208,792, representing 0.8% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Value Index Fund
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%
AIR FREIGHT & LOGISTICS—1.5%
C. H. Robinson Worldwide, Inc.	2,912	$163,974
FedEx Corp.	6,486	639,390
United Parcel Service, Inc., Class B	8,064	697,375

		1,500,739

AIRLINES—0.1%
Southwest Airlines Co.	4,278	55,143

AUTO COMPONENTS—0.5%
Johnson Controls, Inc.	13,721	491,075

AUTOMOBILES—1.1%
Ford Motor Co.	56,883	879,980
Harley-Davidson, Inc.	2,879	157,827

		1,037,807

BEVERAGES—0.7%
Coca-Cola Co.	6,260	251,089
Coca-Cola Enterprises, Inc.	4,031	141,730
PepsiCo, Inc.	3,589	293,544

		686,363

BIOTECHNOLOGY—0.2%
Amgen, Inc.	1,504	148,385

CAPITAL MARKETS—3.3%
Ameriprise Financial, Inc.	856	69,233
Bank of New York Mellon Corp.	7,654	214,695
BlackRock, Inc.	932	239,384
Charles Schwab Corp.	15,343	325,732
Goldman Sachs Group, Inc.	6,557	991,746
Invesco Ltd.	4,702	149,524
Morgan Stanley	22,811	557,273
Northern Trust Corp.	3,977	230,268
State Street Corp.	7,090	462,339

		3,240,194

CHEMICALS—2.6%
Air Products & Chemicals, Inc.	5,817	532,663
Ashland, Inc.	1,090	91,015
E.I. du Pont de Nemours & Co.	16,829	883,522
Ecolab, Inc.	1,616	137,667
LyondellBasell Industries NV, Class A	6,152	407,631
Praxair, Inc.	4,186	482,060

		2,534,558

COMMERCIAL BANKS—5.0%
BB&T Corp.	10,104	342,324
Comerica, Inc.	1,751	69,742
Fifth Third Bancorp	13,500	243,675
Huntington Bancshares, Inc.	18,304	144,236
KeyCorp	9,408	103,864
M&T Bank Corp.	1,286	143,710
PNC Financial Services Group, Inc.	7,721	563,015
SunTrust Banks, Inc.	6,766	213,603
U.S. Bancorp	3,577	129,309
Wells Fargo & Co.	68,459	2,825,303
Zions Bancorp	4,400	127,072

		4,905,853

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
COMMERCIAL SERVICES & SUPPLIES—0.9%
ADT Corp.(a)	2,396	$95,481
Avery Dennison Corp.	1,696	72,521
Pitney Bowes, Inc.	9,012	132,296
Tyco International Ltd.	7,992	263,336
Waste Management, Inc.	6,956	280,536

		844,170

COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	45,705	1,111,089
Motorola Solutions, Inc.	4,585	264,692

		1,375,781

COMPUTERS & PERIPHERALS—1.5%
Dell, Inc.	22,704	303,098
EMC Corp.	7,201	170,087
Hewlett-Packard Co.	28,901	716,745
Western Digital Corp.	4,719	293,003

		1,482,933

CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	1,422	68,839

CONSUMER FINANCE—0.9%
American Express Co.	2,394	178,975
Capital One Financial Corp.	9,400	590,414
SLM Corp.	5,903	134,943

		904,332

CONTAINERS & PACKAGING—0.4%
Ball Corp.	4,084	169,649
Owens-Illinois, Inc.(a)	8,345	231,908

		401,557

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	169,108

DIVERSIFIED FINANCIAL SERVICES—5.9%
Citigroup, Inc.	42,746	2,050,526
CME Group, Inc.	5,240	398,135
JPMorgan Chase & Co.	55,677	2,939,189
McGraw Hill Financial, Inc.	3,488	185,527
NYSE Euronext	3,488	144,403

		5,717,780

DIVERSIFIED TELECOMMUNICATION SERVICES—5.0%
AT&T, Inc.	85,998	3,044,329
CenturyLink, Inc.	10,818	382,416
Frontier Communications Corp.	32,028	129,714
Verizon Communications, Inc.	23,320	1,173,929
Windstream Corp.	14,690	113,260

		4,843,648

ELECTRIC UTILITIES—4.0%
Duke Energy Corp.	14,124	953,370
Edison International	5,917	284,963
FirstEnergy Corp.	7,565	282,477
NextEra Energy, Inc.	7,025	572,397
Pepco Holdings, Inc.	6,469	130,415
PPL Corp.	14,801	447,878
Southern Co.	22,371	987,232

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
ELECTRIC UTILITIES—4.0%, continued
Xcel Energy, Inc.	8,784	$248,939

		3,907,671

ELECTRICAL EQUIPMENT—0.5%
Emerson Electric Co.	9,824	535,801

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
Corning, Inc.	35,156	500,270
Jabil Circuit, Inc.	8,685	177,000
TE Connectivity Ltd.	4,986	227,063

		904,333

ENERGY EQUIPMENT & SERVICES—1.6%
Cameron International Corp.(a)	4,198	256,750
Diamond Offshore Drilling, Inc.	2,733	188,003
Nabors Industries Ltd.	3,376	51,687
National Oilwell Varco, Inc.	8,766	603,977
Noble Corp.	5,821	218,753
Rowan Cos. plc, Class A(a)	5,585	190,281

		1,509,451

FOOD & STAPLES RETAILING—4.5%
CVS Caremark Corp.	21,213	1,212,959
Kroger Co.	7,732	267,063
Safeway, Inc.	3,137	74,222
Sysco Corp.	7,463	254,936
Walgreen Co.	13,836	611,551
Wal-Mart Stores, Inc.	26,700	1,988,883

		4,409,614

FOOD PRODUCTS—2.5%
Campbell Soup Co.	5,016	224,667
ConAgra Foods, Inc.	6,460	225,648
General Mills, Inc.	8,384	406,875
Hormel Foods Corp.	5,131	197,954
Kellogg Co.	3,959	254,287
Kraft Foods Group, Inc.	4,350	243,034
Mondelez International, Inc., Class A	31,212	890,478

		2,442,943

GAS UTILITIES—0.6%
AGL Resources, Inc.	7,240	310,306
ONEOK, Inc.	7,415	306,314

		616,620

HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
Abbott Laboratories	11,196	390,516
Medtronic, Inc.	12,551	646,000

		1,036,516

HEALTH CARE PROVIDERS & SERVICES—3.8%
Aetna, Inc.	8,129	516,517
Cigna Corp.	4,505	326,567
Express Scripts Holding Co.(a)	6,457	398,332
Humana, Inc.	4,610	388,992
McKesson Corp.	3,714	425,253
UnitedHealth Group, Inc.	16,767	1,097,903
WellPoint, Inc.	6,945	568,379

		3,721,943

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
HOTELS, RESTAURANTS & LEISURE—1.8%
Carnival Corp.	8,393	$287,796
Marriott International, Inc., Class A	2,660	107,384
McDonald’s Corp.	11,860	1,174,140
Starwood Hotels & Resorts Worldwide, Inc.	1,776	112,225
Wyndham Worldwide Corp.	1,251	71,595

		1,753,140

HOUSEHOLD DURABLES—0.3%
D.R. Horton, Inc.	2,964	63,074
Newell Rubbermaid, Inc.	3,207	84,184
Whirlpool Corp.	1,522	174,056

		321,314

HOUSEHOLD PRODUCTS—1.8%
Colgate-Palmolive Co.	4,598	263,420
Procter & Gamble Co.	18,888	1,454,187

		1,717,607

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
AES Corp.	11,874	142,369
NRG Energy, Inc.	6,736	179,851

		322,220

INDUSTRIAL CONGLOMERATES—1.2%
3M Co.	10,655	1,165,124

INSURANCE—8.5%
ACE Ltd.	4,420	395,501
Allstate Corp.	8,739	420,521
American International Group, Inc.(a)	19,587	875,539
Aon plc	2,267	145,881
Assurant, Inc.	1,304	66,387
Berkshire Hathaway, Inc., Class B(a)	28,332	3,170,917
Chubb Corp.	3,750	317,437
Cincinnati Financial Corp.	2,512	115,301
Hartford Financial Services Group, Inc.	5,040	155,837
Loews Corp.	3,484	154,690
Marsh & McLennan Cos., Inc.	5,930	236,726
MetLife, Inc.	18,363	840,291
Principal Financial Group, Inc.	5,342	200,058
Progressive Corp.	4,933	125,397
Prudential Financial, Inc.	5,128	374,498
Torchmark Corp.	3,408	221,997
Travelers Cos., Inc.	5,533	442,197

		8,259,175

INTERNET SOFTWARE & SERVICES—0.3%
eBay, Inc.(a)	1,488	76,959
Yahoo!, Inc.(a)	7,064	177,377

		254,336

IT SERVICES—2.3%
Accenture plc, Class A	4,238	304,966
Fidelity National Information Services, Inc.	3,862	165,448
International Business Machines Corp.	7,562	1,445,174
Paychex, Inc.	3,684	134,540
Western Union Co.	10,989	188,022

		2,238,150

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
LIFE SCIENCES TOOLS & SERVICES—0.3%
Thermo Fisher Scientific, Inc.	3,444	$291,466

MACHINERY—2.5%
Deere & Co.	6,647	540,068
Dover Corp.	2,303	178,851
Illinois Tool Works, Inc.	3,805	263,192
Ingersoll-Rand plc	5,365	297,865
PACCAR, Inc.	1,806	96,910
Parker Hannifin Corp.	5,297	505,334
Pentair Ltd.	1,980	114,226
Stanley Black & Decker, Inc.	2,540	196,342
Xylem, Inc.	7,168	193,106

		2,385,894

MEDIA—2.2%
CBS Corp., Class B	3,034	148,272
Comcast Corp., Class A	4,325	181,131
Interpublic Group of Cos., Inc.	9,086	132,201
Omnicom Group, Inc.	2,019	126,935
Time Warner Cable, Inc.	2,107	236,995
Time Warner, Inc.	2,922	168,950
Viacom, Inc., Class B	5,201	353,928
Walt Disney Co.	11,967	755,716

		2,104,128

METALS & MINING—0.6%
Allegheny Technologies, Inc.	5,013	131,892
Nucor Corp.	9,290	402,443
United States Steel Corp.	3,687	64,633

		598,968

MULTILINE RETAIL—1.0%
Macy’s, Inc.	6,103	292,944
Target Corp.	9,466	651,829

		944,773

MULTI-UTILITIES—1.6%
CenterPoint Energy, Inc.	9,131	214,487
CMS Energy Corp.	1,886	51,243
Consolidated Edison, Inc.	7,731	450,794
DTE Energy Co.	3,270	219,123
NiSource, Inc.	4,934	141,310
SCANA Corp.	4,988	244,911
Sempra Energy	2,723	222,632

		1,544,500

OFFICE ELECTRONICS—0.1%
Xerox Corp.	15,601	141,501

OIL, GAS & CONSUMABLE FUELS—11.1%
Apache Corp.	9,988	837,294
BP plc, ADR	15,194	634,198
Chesapeake Energy Corp.	12,297	250,613
ConocoPhillips	33,337	2,016,889
Denbury Resources, Inc.(a)	5,539	95,936
Devon Energy Corp.	10,065	522,172
Energen Corp.	1,970	102,952
EQT Corp.	3,278	260,175
Hess Corp.	6,280	417,557

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
OIL, GAS & CONSUMABLE FUELS—11.1%, continued
Kinder Morgan, Inc.	14,521	$553,976
Marathon Oil Corp.	17,326	599,133
Marathon Petroleum Corp.	2,523	179,284
Murphy Oil Corp.	5,836	355,354
Noble Energy, Inc.	4,958	297,678
Phillips 66	9,573	563,945
QEP Resources, Inc.	6,218	172,736
Royal Dutch Shell plc, Class A, ADR	18,899	1,205,756
Southwestern Energy Co.(a)	6,594	240,879
Spectra Energy Corp.	27,629	952,095
Valero Energy Corp.	7,939	276,039
Williams Cos., Inc.	7,991	259,468

		10,794,129

PAPER & FOREST PRODUCTS—0.4%
International Paper Co.	9,061	401,493

PERSONAL PRODUCTS—0.2%
Avon Products, Inc.	5,002	105,192
Estee Lauder Cos., Inc., Class A	1,570	103,259

		208,451

PHARMACEUTICALS—4.2%
AbbVie, Inc.	2,548	105,334
Bristol-Myers Squibb Co.	14,819	662,261
Eli Lilly & Co.	3,617	177,667
Forest Laboratories, Inc.(a)	7,575	310,575
Hospira, Inc.(a)	5,733	219,631
Johnson & Johnson	27,156	2,331,614
Merck & Co., Inc.	6,121	284,321

		4,091,403

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.5%
Equity Residential	1,651	95,857
HCP, Inc.	4,327	196,619
Host Hotels & Resorts, Inc.	12,568	212,022
Plum Creek Timber Co., Inc.	2,980	139,077
Prologis, Inc.	4,890	184,451
Simon Property Group, Inc.	2,569	405,696
Vornado Realty Trust	1,493	123,695
Weyerhaeuser Co.	3,419	97,407

		1,454,824

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.1%
CBRE Group, Inc., Class A(a)	5,299	123,785

ROAD & RAIL—1.3%
CSX Corp.	25,206	584,527
Norfolk Southern Corp.	7,885	572,845
Ryder System, Inc.	1,959	119,088

		1,276,460

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
Analog Devices, Inc.	4,253	191,640
Applied Materials, Inc.	15,187	226,438
Intel Corp.	10,648	257,895
NVIDIA Corp.	11,768	165,105

		841,078

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
SOFTWARE—2.8%
Adobe Systems, Inc.(a)	4,979	$226,843
Autodesk, Inc.(a)	5,050	171,397
CA, Inc.	7,512	215,069
Microsoft Corp.	57,890	1,998,942
Oracle Corp.	3,482	106,967

		2,719,218

SPECIALTY RETAIL—0.4%
Home Depot, Inc.	1,892	146,573
Lowe’s Cos., Inc.	3,385	138,447
Staples, Inc.	8,050	127,673

		412,693

WATER UTILITIES—0.1%
American Water Works Co., Inc.	2,056	84,769

TOTAL COMMON STOCKS		95,943,756

PREFERRED STOCK—0.0%**
SPECIALTY RETAIL—0.0%**
Orchard Supply Hardware Stores Corp., Perpetual, Series A - Zero Coupon(a),(b)	39	5

TOTAL PREFERRED STOCKS		5

CORPORATE NOTES—1.1%
COMMUNITY DEVELOPMENT—1.1%
Everence Community Investment, Inc., 1.00%, 12/15/15+(c)	$175,000	175,028
Everence Community Investment, Inc., 1.50%, 12/15/13+(c)	192,500	192,976
Everence Community Investment, Inc., 1.50%, 12/15/14+(c)	758,500	762,386

TOTAL CORPORATE NOTES		1,130,390

SHORT TERM INVESTMENT—0.3%
INVESTMENT COMPANY—0.3%
JPMorgan U.S. Government Money Market Fund, Premier Shares	297,861	297,861

TOTAL INVESTMENTS (Cost* $78,138,330)—100.0%		$97,372,012
Liabilities in excess of other assets—0.0%		(32,975)

NET ASSETS—100%		$97,339,037

+	Variable rate security. Rates presented are the rates in effect at June 30, 2013.
(a)	Non-income producing securities.
(b)	Is Zero Coupon
(c)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	175,000	12/2009
Everence Community Investment, Inc.	1.50%	192,500	12/2009
Everence Community Investment, Inc.	1.50%	758,500	12/2009

At June 30, 2013, these securities had an aggregate market value of $1,130,390, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Growth Index Fund
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—99.1%
AIR FREIGHT & LOGISTICS—1.3%
C. H. Robinson Worldwide, Inc.	2,296	$129,288
Expeditors International of Washington, Inc.	3,995	151,850
FedEx Corp.	4,034	397,672
United Parcel Service, Inc., Class B	11,861	1,025,739

		1,704,549

AUTO COMPONENTS—0.2%
Delphi Automotive plc	5,636	285,689

AUTOMOBILES—0.3%
Harley-Davidson, Inc.	6,675	365,923

BEVERAGES—4.6%
Coca-Cola Co.	82,458	3,307,390
Monster Beverage Corp.(a)	2,421	147,124
PepsiCo, Inc.	35,036	2,865,595

		6,320,109

BIOTECHNOLOGY—4.5%
Alexion Pharmaceuticals, Inc.(a)	4,425	408,162
Amgen, Inc.	17,448	1,721,419
Biogen Idec, Inc.(a)	5,919	1,273,769
Celgene Corp.(a)	10,179	1,190,027
Gilead Sciences, Inc.(a)	31,272	1,601,439

		6,194,816

BUILDING PRODUCTS—0.2%
Masco Corp.	13,915	271,203

CAPITAL MARKETS—1.6%
BlackRock, Inc.	2,928	752,057
Franklin Resources, Inc.	3,983	541,767
Northern Trust Corp.	4,438	256,960
T. Rowe Price Group, Inc.	8,045	588,492

		2,139,276

CHEMICALS—3.3%
Air Products & Chemicals, Inc.	5,469	500,796
CF Industries Holdings, Inc.	1,787	306,470
E.I. du Pont de Nemours & Co.	20,034	1,051,785
Ecolab, Inc.	7,662	652,726
PPG Industries, Inc.	3,500	512,435
Praxair, Inc.	8,079	930,378
Sherwin-Williams Co.	1,830	323,178
Sigma-Aldrich Corp.	2,605	209,338

		4,487,106

COMMERCIAL BANKS—1.0%
U.S. Bancorp	36,760	1,328,874

COMMERCIAL SERVICES & SUPPLIES—0.1%
Stericycle, Inc.(a)	756	83,485

COMMUNICATIONS EQUIPMENT—2.4%
Cisco Systems, Inc.	33,559	815,819
F5 Networks, Inc.(a)	1,610	110,768
Juniper Networks, Inc.(a)	8,505	164,232
QUALCOMM, Inc.	34,615	2,114,284

		3,205,103

	SHARES	FAIR VALUE
COMMON STOCKS—99.1%, continued
COMPUTERS & PERIPHERALS—5.9%
Apple, Inc.	17,702	$7,011,408
EMC Corp.	30,983	731,818
NetApp, Inc.(a)	6,524	246,477
SanDisk Corp.(a)	1,648	100,693

		8,090,396

CONSUMER FINANCE—1.6%
American Express Co.	19,417	1,451,615
Discover Financial Services	14,497	690,637

		2,142,252

DIVERSIFIED FINANCIAL SERVICES—2.5%
Bank of America Corp.	214,541	2,758,997
IntercontinentalExchange, Inc.(a)	1,386	246,376
McGraw Hill Financial, Inc.	7,028	373,819

		3,379,192

DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
AT&T, Inc.	428	15,151
Verizon Communications, Inc.	32,513	1,636,705

		1,651,856

ELECTRIC UTILITIES—0.1%
NextEra Energy, Inc.	2,070	168,664

ELECTRICAL EQUIPMENT—1.3%
Emerson Electric Co.	13,652	744,580
Rockwell Automation, Inc.	5,547	461,178
Roper Industries, Inc.	4,143	514,643

		1,720,401

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp., Class A	5,073	395,390

ENERGY EQUIPMENT & SERVICES—1.0%
Cameron International Corp.(a)	4,337	265,251
Diamond Offshore Drilling, Inc.	5,939	408,544
Ensco plc, Class A	5,092	295,947
National Oilwell Varco, Inc.	2,119	145,999
Rowan Cos. plc, Class A(a)	6,620	225,543

		1,341,284

FOOD & STAPLES RETAILING—0.9%
Costco Wholesale Corp.	4,261	471,139
Walgreen Co.	5,591	247,122
Wal-Mart Stores, Inc.	2,244	167,155
Whole Foods Market, Inc.	7,412	381,570

		1,266,986

FOOD PRODUCTS—1.5%
Campbell Soup Co.	5,670	253,959
Hershey Co.	3,634	324,444
Kellogg Co.	4,846	311,259
Kraft Foods Group, Inc.	12,201	681,670
Mead Johnson Nutrition Co.	2,219	175,811
Mondelez International, Inc., Class A	11,813	337,025

		2,084,168

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—99.1%, continued
GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	$245,373

HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
Abbott Laboratories	29,064	1,013,752
Baxter International, Inc.	11,801	817,455
Covidien plc	8,857	556,574
Edwards Lifesciences Corp.(a)	2,620	176,064
Intuitive Surgical, Inc.(a)	891	451,363
Medtronic, Inc.	13,250	681,978
Stryker Corp.	5,228	338,147
Zimmer Holdings, Inc.	2,886	216,277

		4,251,610

HEALTH CARE PROVIDERS & SERVICES—0.7%
DaVita HealthCare Partners, Inc.(a)	2,146	259,237
Express Scripts Holding Co.(a)	10,041	619,429
UnitedHealth Group, Inc.	1,811	118,584

		997,250

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	4,117	395,603

HOTELS, RESTAURANTS & LEISURE—2.4%
Chipotle Mexican Grill, Inc.(a)	523	190,555
Marriott International, Inc., Class A	5,438	219,532
McDonald’s Corp.	9,061	897,039
Starbucks Corp.	15,692	1,027,669
Starwood Hotels & Resorts Worldwide, Inc.	6,087	384,638
Yum! Brands, Inc.	8,777	608,597

		3,328,030

HOUSEHOLD DURABLES—0.3%
Lennar Corp., Class A	5,428	195,625
PulteGroup, Inc.(a)	4,117	78,100
Whirlpool Corp.	761	87,028

		360,753

HOUSEHOLD PRODUCTS—2.8%
Colgate-Palmolive Co.	11,452	656,085
Kimberly-Clark Corp.	8,229	799,365
Procter & Gamble Co.	30,036	2,312,472

		3,767,922

INDUSTRIAL CONGLOMERATES—1.1%
3M Co.	13,321	1,456,651

INSURANCE—1.2%
Aflac, Inc.	4,224	245,499
Aon plc	6,376	410,295
Berkshire Hathaway, Inc., Class B(a)	3,915	438,167
Chubb Corp.	4,619	390,998
Travelers Cos., Inc.	2,642	211,149

		1,696,108

INTERNET & CATALOG RETAIL—2.2%
Amazon.com, Inc.(a)	7,356	2,042,688
Expedia, Inc.	2,388	143,638
priceline.com, Inc.(a)	1,030	851,944

		3,038,270

	SHARES	FAIR VALUE
COMMON STOCKS—99.1%, continued
INTERNET SOFTWARE & SERVICES—4.7%
Akamai Technologies, Inc.(a)	5,069	$215,686
eBay, Inc.(a)	25,008	1,293,414
Google, Inc., Class A(a)	5,304	4,669,482
VeriSign, Inc.(a)	5,480	244,737

		6,423,319

IT SERVICES—6.0%
Accenture plc, Class A	9,914	713,411
Automatic Data Processing, Inc.	11,012	758,286
Cognizant Technology Solutions Corp., Class A(a)	5,990	375,034
Fiserv, Inc.(a)	2,700	236,007
International Business Machines Corp.	11,209	2,142,152
Mastercard, Inc., Class A	2,468	1,417,866
Paychex, Inc.	5,970	218,024
Teradata Corp.(a)	4,886	245,424
Visa, Inc., Class A	11,154	2,038,394

		8,144,598

LIFE SCIENCES TOOLS & SERVICES—0.8%
Agilent Technologies, Inc.	5,785	247,367
Life Technologies Corp.(a)	4,642	343,554
Thermo Fisher Scientific, Inc.	6,472	547,725

		1,138,646

MACHINERY—1.4%
Deere & Co.	10,463	850,119
Illinois Tool Works, Inc.	8,492	587,392
Ingersoll-Rand plc	4,358	241,956
Parker Hannifin Corp.	2,984	284,673

		1,964,140

MEDIA—6.8%
CBS Corp., Class B	15,928	778,401
Comcast Corp., Class A	55,918	2,341,846
DIRECTV(a)	15,350	945,867
Discovery Communications, Inc., Class A(a)	6,791	524,333
Gannett Co., Inc.	6,184	151,261
Omnicom Group, Inc.	3,764	236,643
Time Warner Cable, Inc.	7,517	845,512
Time Warner, Inc.	18,203	1,052,497
Viacom, Inc., Class B	10,061	684,651
Walt Disney Co.	27,439	1,732,773

		9,293,784

MULTILINE RETAIL—0.3%
Dollar Tree, Inc.(a)	3,712	188,718
Target Corp.	2,531	174,285

		363,003

OIL, GAS & CONSUMABLE FUELS—4.8%
BP plc, ADR	12,947	540,408
Cabot Oil & Gas Corp.	3,382	240,189
ConocoPhillips	14,347	867,993
EOG Resources, Inc.	6,935	913,201
EQT Corp.	4,010	318,274
Hess Corp.	3,235	215,095
Kinder Morgan, Inc.	5,228	199,448

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—99.1%, continued
OIL, GAS & CONSUMABLE FUELS—4.8%, continued
Marathon Oil Corp.	7,281	$251,777
Murphy Oil Corp.	3,439	209,401
Noble Energy, Inc.	7,778	466,991
Phillips 66	1,334	78,586
Pioneer Natural Resources Co.	4,090	592,027
Range Resources Corp.	3,277	253,378
Royal Dutch Shell plc, Class A, ADR	6,416	409,341
Southwestern Energy Co.(a)	5,272	192,586
Spectra Energy Corp.	14,393	495,983
Williams Cos., Inc.	8,576	278,463

		6,523,141

PHARMACEUTICALS—7.5%
AbbVie, Inc.	29,064	1,201,506
Allergan, Inc./United States	6,228	524,647
Bristol-Myers Squibb Co.	25,888	1,156,935
Eli Lilly & Co.	18,250	896,440
Johnson & Johnson	36,198	3,107,960
Merck & Co., Inc.	60,126	2,792,853
Mylan, Inc.(a)	8,313	257,952
Perrigo Co.	1,848	223,608

		10,161,901

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	6,317	209,914

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%
American Tower Corp.	10,594	775,163
Public Storage	3,142	481,763
Simon Property Group, Inc.	5,204	821,815
Weyerhaeuser Co.	9,414	268,205

		2,346,946

ROAD & RAIL—0.4%
Kansas City Southern	2,586	274,012
Norfolk Southern Corp.	3,072	223,181

		497,193

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
Altera Corp.	5,948	196,224
Analog Devices, Inc.	5,281	237,962
Broadcom Corp., Class A	11,602	391,684
Intel Corp.	92,498	2,240,302
Texas Instruments, Inc.	18,499	645,060

		3,711,232

SOFTWARE—5.6%
Adobe Systems, Inc.(a)	5,512	251,127
Autodesk, Inc.(a)	4,626	157,006
BMC Software, Inc.(a)	5,542	250,166
Citrix Systems, Inc.(a)	3,452	208,259
Intuit, Inc.	6,883	420,070
Microsoft Corp.	88,591	3,059,047
Oracle Corp.	81,219	2,495,048
Red Hat, Inc.(a)	3,075	147,047
Salesforce.com, Inc.(a)	12,396	473,279
Symantec Corp.	10,288	231,171

		7,692,220

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—99.1%, continued
SPECIALTY RETAIL—3.8%
Bed Bath & Beyond, Inc.(a)	2,655	$188,239
Gap, Inc.	7,686	320,737
Home Depot, Inc.	30,876	2,391,964
Lowe’s Cos., Inc.	24,141	987,367
O’Reilly Automotive, Inc.(a)	1,963	221,073
Ross Stores, Inc.	4,571	296,246
TJX Cos., Inc.	16,661	834,050

		5,239,676

TEXTILES, APPAREL & LUXURY GOODS—1.4%
Coach, Inc.	6,796	387,984
Fossil Group, Inc.(a)	1,418	146,494
NIKE, Inc., Class B	12,530	797,910
Ralph Lauren Corp.	1,097	190,593
VF Corp.	1,774	342,488

		1,865,469

TRADING COMPANIES & DISTRIBUTORS—0.2%
Fastenal Co.	3,809	174,643
W.W. Grainger, Inc.	355	89,524

		264,167

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Crown Castle International Corp.(a)	7,430	537,858
Sprint Nextel Corp.(a)	62,242	436,939

		974,797

TOTAL COMMON STOCKS		134,978,438

CORPORATE NOTES—0.8%
COMMUNITY DEVELOPMENT—0.8%
Everence Community Investment, Inc., 1.00%, 11/30/13+(b)	$135,000	135,015
Everence Community Investment, Inc., 1.00%, 12/15/15+(b)	453,000	453,072
Everence Community Investment, Inc., 1.50%, 11/30/13+(b)	230,000	230,520
Everence Community Investment, Inc., 1.50%, 12/15/13+(b)	166,000	166,410
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	175,000	175,897

TOTAL CORPORATE NOTES		1,160,914

SHORT TERM INVESTMENT—0.2%
INVESTMENT COMPANY—0.2%
JPMorgan U.S. Government Money Market Fund, Premier Shares	221,808	221,808

TOTAL INVESTMENTS (Cost* $109,484,752)—100.1%		$136,361,160
Liabilities in excess of other assets — (0.1)%		(97,872)

NET ASSETS—100%		$136,263,288

+	Variable rate security. Rates presented are the rates in effect at June 30, 2013.
(a)	Non-income producing securities.

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2013 (Unaudited)

(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	135,000	12/2010
Everence Community Investment, Inc.	1.00%	453,000	12/2012
Everence Community Investment, Inc.	1.50%	230,000	12/2010
Everence Community Investment, Inc.	1.50%	166,000	12/2012
Everence Community Investment, Inc.	1.50%	175,000	9/2011

At June 30, 2013, these securities had an aggregate market value of $1,160,914, representing 0.8% of net assets. * Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Small Cap Fund
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—100.8%
AEROSPACE & DEFENSE—1.8%
Hexcel Corp.(a)	36,100	$1,229,205

AUTOMOBILES—1.5%
Thor Industries, Inc.	20,860	1,025,895

BIOTECHNOLOGY—1.4%
Exact Sciences Corp.(a)	67,150	934,056

BUILDING PRODUCTS—0.9%
Armstrong World Industries, Inc.(a)	12,800	611,712

CAPITAL MARKETS—2.2%
Greenhill & Co., Inc.	18,475	845,047
HFF, Inc., Class A	35,830	636,699

		1,481,746

CHEMICALS—0.9%
PolyOne Corp.	23,310	577,622

COMMERCIAL BANKS—11.1%
BancorpSouth, Inc.	52,128	922,666
Columbia Banking System, Inc.	38,800	923,828
Community Bank System, Inc.	29,265	902,825
First Horizon National Corp.	86,600	969,920
Hancock Holding Co.	21,890	658,232
Home Bancshares, Inc.	41,880	1,087,624
Prosperity Bancshares, Inc.	21,340	1,105,199
Texas Capital Bancshares, Inc.(a)	20,140	893,410

		7,463,704

COMMUNICATIONS EQUIPMENT—4.3%
Ciena Corp.(a)	55,200	1,071,984
Infinera Corp.(a)	73,910	788,620
Ixia(a)	54,120	995,808

		2,856,412

CONSTRUCTION MATERIALS—0.5%
Headwaters, Inc.(a)	40,510	358,108

CONTAINERS & PACKAGING—1.1%
Greif, Inc., Class A	14,060	740,540

DISTRIBUTORS—1.1%
Pool Corp.	14,160	742,126

DIVERSIFIED FINANCIAL SERVICES—0.6%
MarketAxess Holdings, Inc.	8,340	389,895

ELECTRICAL EQUIPMENT—3.9%
Belden, Inc.	22,885	1,142,648
Franklin Electric Co., Inc.	26,530	892,734
Thermon Group Holdings, Inc.(a)	29,105	593,742

		2,629,124

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
National Instruments Corp.	21,475	600,011

ENERGY EQUIPMENT & SERVICES—0.8%
Atwood Oceanics, Inc.(a)	10,855	565,003

FOOD & STAPLES RETAILING—1.3%
Casey’s General Stores, Inc.	15,000	902,400

HEALTH CARE EQUIPMENT & SUPPLIES—5.6%
Align Technology, Inc.(a)	4,720	174,829

	SHARES	FAIR VALUE
COMMON STOCKS—100.8%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—5.6%, continued
Cyberonics, Inc.(a)	16,880	$877,085
DexCom, Inc.(a)	52,240	1,172,788
Endologix, Inc.(a)	54,090	718,315
Spectranetics Corp.(a)	44,572	832,605

		3,775,622

HEALTH CARE PROVIDERS & SERVICES—5.4%
Health Management Associates, Inc., Class A(a)	68,645	1,079,100
MWI Veterinary Supply, Inc.(a)	10,155	1,251,502
Team Health Holdings, Inc.(a)	31,775	1,304,999

		3,635,601

HOTELS, RESTAURANTS & LEISURE—0.6%
Bloomin’ Brands, Inc.(a)	16,060	399,573

HOUSEHOLD DURABLES—2.5%
Ethan Allen Interiors, Inc.	27,260	785,088
Tempur Sealy International, Inc.(a)	20,565	902,803

		1,687,891

INDUSTRIAL CONGLOMERATES—0.8%
Raven Industries, Inc.	18,550	556,129

INSURANCE—2.6%
AmTrust Financial Services, Inc.	24,557	876,685
Endurance Specialty Holdings Ltd.	16,340	840,693

		1,717,378

INTERNET SOFTWARE & SERVICES—0.8%
LogMeIn, Inc.(a)	22,845	558,789

IT SERVICES—2.5%
Acxiom Corp.(a)	46,190	1,047,589
Euronet Worldwide, Inc.(a)	19,450	619,677

		1,667,266

LEISURE EQUIPMENT & PRODUCTS—0.5%
Arctic Cat, Inc.	7,820	351,744

MACHINERY—5.9%
Actuant Corp., Class A	29,785	982,011
Chart Industries, Inc.(a)	6,955	654,396
CLARCOR, Inc.	7,310	381,655
Manitowoc Co., Inc.	35,250	631,328
Middleby Corp.(a)	7,710	1,311,394

		3,960,784

MARINE—1.1%
Kirby Corp.(a)	9,135	726,598

MEDIA—2.3%
Cinemark Holdings, Inc.	34,125	952,770
Loral Space & Communications, Inc.	9,800	587,804

		1,540,574

METALS & MINING—1.9%
Carpenter Technology Corp.	11,555	520,784
Commercial Metals Co.	50,430	744,851

		1,265,635

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund
June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—100.8%, continued
OIL, GAS & CONSUMABLE FUELS—5.1%
Approach Resources, Inc.(a)	29,800	$732,186
Gulfport Energy Corp.(a)	16,935	797,130
Halcon Resources Corp.(a)	82,240	466,301
Kodiak Oil & Gas Corp.(a)	71,035	631,501
Oasis Petroleum, Inc.(a)	19,960	775,845

		3,402,963

PHARMACEUTICALS—1.4%
Akorn, Inc.(a)	69,317	937,166

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
Cirrus Logic, Inc.(a)	21,995	381,833
Rambus, Inc.(a)	20,300	174,377

		556,210

SOFTWARE—7.7%
ACI Worldwide, Inc.(a)	18,940	880,331
Allot Communications Ltd.(a)	5,000	68,550
Aspen Technology, Inc.(a)	27,650	796,043
Bottomline Technologies de, Inc.(a)	31,200	789,048
Interactive Intelligence Group, Inc.(a)	19,690	1,016,004
Mentor Graphics Corp.	18,380	359,329
NICE Systems Ltd., ADR	23,140	853,635
Pegasystems, Inc.	13,290	440,165

		5,203,105

SPECIALTY RETAIL—9.2%
CST Brands, Inc.(a)	26,850	827,248
DSW, Inc., Class A	11,325	832,048
Francesca’s Holdings Corp.(a)	26,090	725,041
Genesco, Inc.(a)	5,410	362,416
Group 1 Automotive, Inc.	13,670	879,391
Guess?, Inc.	6,750	209,452
Monro Muffler Brake, Inc.	16,830	808,681
Select Comfort Corp.(a)	30,825	772,475
Sonic Automotive, Inc., Class A	37,725	797,507

		6,214,259

TEXTILES, APPAREL & LUXURY GOODS—4.4%
Fifth & Pacific Cos., Inc.(a)	41,460	926,216
Oxford Industries, Inc.	13,805	861,432
Skechers U.S.A., Inc., Class A(a)	7,740	185,837
Wolverine World Wide, Inc.	17,450	952,945

		2,926,430

THRIFTS & MORTGAGE FINANCE—1.3%
Capitol Federal Financial, Inc.	71,455	867,464

TRADING COMPANIES & DISTRIBUTORS—4.1%
Applied Industrial Technologies, Inc.	18,520	895,072
Beacon Roofing Supply, Inc.(a)	22,980	870,482
WESCO International, Inc.(a)	14,925	1,014,303
		2,779,857

TOTAL COMMON STOCKS		67,838,597

CORPORATE NOTES—1.1%
COMMUNITY DEVELOPMENT—1.1%
Everence Community Investment, Inc., 1.00%, 11/30/13+(b)	$280,000	280,031

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
CORPORATE NOTES—1.1%, continued
COMMUNITY DEVELOPMENT—1.1%, continued
Everence Community Investment, Inc., 1.50%, 11/30/13+(b)	195,000	$195,441
Everence Community Investment, Inc., 1.50%, 12/15/14+(b)	275,000	276,409

TOTAL CORPORATE NOTES		751,881

SHORT TERM INVESTMENT—0.8%
INVESTMENT COMPANY—0.8%
JPMorgan U.S. Government Money Market Fund, Premier Shares	557,036	557,036

TOTAL INVESTMENTS (Cost* $50,020,320)—102.7%		$69,147,514
Liabilities in excess of other assets — (2.7)%		(1,826,773)

NET ASSETS—100%		$67,320,741

+	Variable rate security. Rates presented are the rates in effect at June 30, 2013.
(a)	Non-income producing securities.
(b)	Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by the Pricing Committee and have been deemed illiquid under guidelines established by the Board of Trustees:

Security	Yield	Principal Amount	Acquisition Date
Everence Community Investment, Inc.	1.00%	$280,000	12/2010
Everence Community Investment, Inc.	1.50%	195,000	12/2010
Everence Community Investment, Inc.	1.50%	275,000	9/2011

At June 30, 2013, these securities had an aggregate market value of $751,881, representing 1.1% of net assets.

*	Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
Mutual Funds—100.1%
Praxis Growth Index Fund, Class I(a)	136,630	$1,780,292
Praxis Intermediate Income Fund, Class I(a)	1,207,943	12,478,049
Praxis International Index Fund, Class I(a)	139,625	1,325,041
Praxis Small Cap Fund, Class I(a)	35,117	454,764
Praxis Value Index Fund, Class I(a)	177,714	1,789,583

Total Mutual Funds		17,827,729

TOTAL INVESTMENTS (Cost* $17,039,971)—100.1%		$17,827,729
Liabilities in excess of other assets—(0.1)%		(12,367)

NET ASSETS—100%		$17,815,362

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
Mutual Funds—100.1%
Praxis Growth Index Fund, Class I(a)	645,908	$8,416,183
Praxis Intermediate Income Fund, Class I(a)	1,865,667	19,272,336
Praxis International Index Fund, Class I(a)	754,284	7,158,153
Praxis Small Cap Fund, Class I(a)	379,332	4,912,350
Praxis Value Index Fund, Class I(a)	840,974	8,468,603

Total Mutual Funds		48,227,625

TOTAL INVESTMENTS (Cost* $43,095,138)—100.1%		$48,227,625
Liabilities in excess of other assets—(0.1)%		(42,791)

NET ASSETS—100%		$48,184,834

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio
June 30, 2013 (Unaudited)

	SHARES	FAIR VALUE
Mutual Funds—100.1%
Praxis Growth Index Fund, Class I(a)	686,039	$8,939,085
Praxis Intermediate Income Fund, Class I(a)	770,719	7,961,528
Praxis International Index Fund, Class I(a)	830,694	7,883,284
Praxis Small Cap Fund, Class I(a)	469,892	6,085,101
Praxis Value Index Fund, Class I(a)	893,159	8,994,114

Total Mutual Funds		39,863,112

TOTAL INVESTMENTS (Cost* $34,124,370)—100.1%		$39,863,112
Liabilities in excess of other assets—(0.1)%		(45,168)

NET ASSETS—100%		$39,817,944

(a)	Affiliated fund.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Statements of assets & liabilities

June 30, 2013 (Unaudited)

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund

Assets
Total investment securities, at cost	$336,022,116	$152,254,324	$78,138,330	$109,484,752	$50,020,320

Investments in unaffiliated securities, at fair value	$340,024,982	$154,687,430	$96,241,622	$135,200,246	$68,395,633
Investments in affiliates, at fair value	3,684,239	1,208,792	1,130,390	1,160,914	751,881

Total investment securities, at fair value	343,709,221	155,896,222	97,372,012	136,361,160	69,147,514
Cash	26,953	756	—	—	—
Receivable for investments sold	40,424	632,836	481,007	299,287	—
Receivable for capital shares sold	1,268,320	888,370	119,949	116,675	77,391
Receivable for dividends and interest	2,764,248	635,773	81,914	126,157	33,781
Receivable for tax reclaims	—	15,643	—	50,580	—
Prepaid expenses	47,902	31,950	32,919	38,157	19,748

Total Assets	347,857,068	158,101,550	98,087,801	136,992,016	69,278,434

Liabilities
Distributions payable	362,748	—	—	—	—
Bank overdraft	—	—	1,328	259	7
Foreign currency due to custodian, at value	—	1,843	—	—	—
Payable for capital shares redeemed	1,194,952	116,899	650,187	552,387	1,858,792
Payable for investments purchased	2,469,473	4,993,375	—	—	—
Accrued expenses and other payables:
Investment advisory fees	127,693	67,542	24,967	42,578	48,200
Administration fees	58,746	20,471	12,246	22,223	11,111
Distribution fees	16,439	3,831	3,256	9,907	1,353
Other	187,888	81,898	56,780	101,374	38,230

Total Liabilities	4,417,939	5,285,859	748,764	728,728	1,957,693

Net Assets	$343,439,129	$152,815,691	$97,339,037	$136,263,288	$67,320,741

Components of Net Assets
Paid-in capital	$335,855,861	$150,098,720	$87,567,750	$128,757,593	$45,734,246
Accumulated net investment income (loss)	6,961	1,836,391	1,849,675	807,027	147,166
Accumulated net realized gains (losses) on investments and foreign currency transactions	(110,798)	(2,756,669)	(11,312,070)	(20,179,249)	2,312,135
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	7,677,866	3,633,457	19,229,292	26,876,003	19,125,313
Net unrealized appreciation/(depreciation) on investments in affiliates	9,239	3,792	4,390	1,914	1,881

Net Assets	$343,439,129	$152,815,691	$97,339,037	$136,263,288	$67,320,741

Pricing of Class A Shares
Net assets attributable to Class A shares	$75,238,572	$17,548,497	$15,281,183	$46,090,830	$6,366,963

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,257,948	1,863,062	1,511,348	3,561,164	504,600

Net asset value, offering price and redemption price per share	$10.37	$9.42	$10.11	$12.94	$12.62

Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%

Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$10.77	$9.94	$10.67	$13.66	$13.32

Pricing of Class I Shares
Net assets attributable to Class I shares	$268,200,557	$135,267,194	$82,057,854	$90,172,458	$60,953,778

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	25,972,550	14,249,970	8,147,002	6,918,763	4,706,710

Net asset value and redemption price per share	$10.33	$9.49	$10.07	$13.03	$12.95

See accompanying notes to financial statements.

Statements of assets & liabilities, continued

June 30, 2013 (Unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Assets
Investments in affiliates, at cost	$17,039,971	$43,095,138	$34,124,370

Investments in affiliates, at fair value	$17,827,729	$48,227,625	$39,863,112

Cash	—	—	118
Receivable for capital shares sold	39,221	6,390	79,860
Receivable for dividends and interest	32,101	49,681	20,485
Prepaid expenses	6,890	10,874	9,514

Total Assets	17,905,941	48,294,570	39,973,089

Liabilities
Foreign currency due to custodian, at value	—	—	—
Payable for capital shares redeemed	1,500	2,552	2,129
Payable for investments purchased	69,785	53,519	98,180
Accrued expenses and other payables:
Investment advisory fees	2,536	3,702	1,449
Administration fees	1,612	4,005	3,225
Distribution fees	3,791	10,303	8,475
Other	11,355	35,655	41,687

Total Liabilities	90,579	109,736	155,145

Net Assets	$17,815,362	$48,184,834	$39,817,944

Components of Net Assets
Paid-in capital	$16,852,839	$42,560,011	$33,666,366
Accumulated net investment income (loss)	22,872	27,581	(3,541)
Accumulated net realized gains (losses) on investments in affiliates	151,893	464,755	416,377
Net unrealized appreciation/(depreciation) on investments in affiliates	787,758	5,132,487	5,738,742

Net Assets	$17,815,362	$48,184,834	$39,817,944

Pricing of Class A Shares
Net assets attributable to Class A shares	$17,815,362	$48,184,834	$39,817,944

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,639,860	4,132,158	3,259,169

Net asset value, offering price and redemption price per share	$10.86	$11.66	$12.22

Maximum sales charge	5.25%	5.25%	5.25%

Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$11.46	$12.31	$12.90

See accompanying notes to financial statements.

Statements of operations

For the six months ended June 30, 2013 (Unaudited)

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund

Investment income
Dividends	$129,907	$2,622,180	$1,210,085	$1,224,662	$236,346
Foreign tax withholding	—	(67,202)	(831)	—	—
Interest	6,141,127	—	—	—	—
Interest from affiliates	24,216	8,180	8,008	7,223	4,925

Total Investment Income	6,295,250	2,563,158	1,217,262	1,231,885	241,271

Expenses
Investment advisory fees	697,223	437,783	149,042	206,985	299,203
Administration fees	84,996	33,495	19,821	35,135	16,351
Distribution fees - Class A	101,077	22,651	18,303	56,448	7,695
Recoupment of waiver	—	3,957	—	28,107	—
Transfer agent fees - Class A	65,958	20,348	10,226	19,326	11,174
Transfer agent fees - Class I	1,043	684	781	851	860
Compliance service fees	33,021	13,355	9,010	14,453	6,269
Registration fees - Class A	10,891	10,967	7,003	10,140	10,068
Registration fees - Class I	639	—	—	—	1,851
Shareholder report printing fees - Class A	9,172	3,882	4,408	4,132	2,444
Shareholder report printing fees - Class I	121	5	72	65	63
Professional fees	73,634	45,918	22,963	42,942	16,912
Custodian fees	14,155	9,915	6,883	8,152	4,906
Trustee fees and expenses	30,685	11,900	7,275	11,919	5,816
Other expenses	30,833	24,969	7,281	9,282	5,640

Total Expenses Before Reductions	1,153,448	639,829	263,068	447,937	389,252
Expenses waived by Investment Advisor	(26,122)	—	—	—	(10,147)

Net Expenses	1,127,326	639,829	263,068	447,937	379,105

Net Investment Income (Loss)	5,167,924	1,923,329	954,194	783,948	(137,834)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(235,760)	(703,339)	1,761,164	1,036,682	2,296,914
Net realized gains (losses) on foreign currency transactions	—	2,078	—	(378)	—
Change in unrealized appreciation (depreciation) of investments	(11,972,684)	(1,946,952)	12,131,744	13,215,494	5,786,279
Change in unrealized appreciation (depreciation) of investments in affiliates	(5,180)	(1,436)	(1,228)	(1,740)	(972)
Change in unrealized appreciation (depreciation) of foreign currency translations	—	(3,907)	—	(1,973)	—

Net Realized and Unrealized Gains (Losses) on Investments in affiliates and Foreign Currency Transactions	(12,213,624)	(2,653,556)	13,891,680	14,248,085	8,082,221

Net Change in Net Assets from Operations	$(7,045,700)	$(730,227)	$14,845,874	$15,032,033	$7,944,387

See accompanying notes to financial statements.

Statements of operations, continued

For the six months ended June 30, 2013 (Unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Investment income
Dividends from affiliates	$185,751	$281,883	$115,000
Foreign tax withholding	—	—	—

Total Investment Income	185,751	281,883	115,000

Expenses
Investment advisory fees	4,393	11,768	9,654
Administration fees	2,604	6,879	5,599
Distribution fees	21,966	58,838	48,268
Recoupment of waiver	613	4,323	—
Transfer agent fees	11,346	32,956	38,642
Compliance service fees	186	477	393
Registration fees	6,179	8,325	7,926
Shareholder report printing fees	3,316	9,778	11,297
Professional fees	2,057	2,621	2,452
Custodian fees	352	372	368
Trustee fees and expenses	141	380	311
Other expenses	72	182	147

Total Expenses Before Reductions	53,225	136,899	125,057
Expenses waived by Investment Advisor	—	—	(8,196)

Net Expenses	53,225	136,899	116,861

Net Investment Income (Loss)	132,526	144,984	(1,861)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in affiliates	67,291	259,043	232,955
Change in unrealized appreciation (depreciation) of investments in affiliates	20,070	1,792,830	2,398,054

Net Realized and Unrealized Gains (Losses) on Investments in affiliates	87,361	2,051,873	2,631,009

Net Change in Net Assets from Operations	$219,887	$2,196,857	$2,629,148

See accompanying notes to financial statements.

Statements of changes in net assets

	Praxis Intermediate Income Fund		Praxis International Index Fund

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

From Operations
Net investment income (loss)	$5,167,924	$9,430,269	$1,923,329	$2,446,983
Net realized gains (losses) from security transactions	(235,760)	4,053,360	(701,261)	(1,733,305)
Net change in unrealized appreciation (depreciation) on investments in affiliates and foreign currency transactions	(11,977,864)	2,779,200	(1,952,295)	14,680,475

Net Change in Net Assets from Operations	(7,045,700)	16,262,829	(730,227)	15,394,153

Distributions to Shareholders
From net investment income
Class A	(1,057,126)	(2,237,463)	—	(224,763)
Class I	(4,103,837)	(8,264,252)	—	(2,285,608)
From net realized gains
Class A	—	(691,028)	—	—
Class I	—	(2,202,841)	—	—

Change in Net Assets from Distributions to Shareholders	(5,160,963)	(13,395,584)	—	(2,510,371)

Change in Net Assets from Capital Transactions	3,287,265	42,774,091	16,526,923	57,192,275

Change in Net Assets	(8,919,398)	45,641,336	15,796,696	70,076,057

Net Assets
Beginning of period	352,358,527	306,717,191	137,018,995	66,942,938

End of period	$343,439,129	$352,358,527	$152,815,691	$137,018,995

Accumulated Net Investment Income (Loss)	$6,961	$—	$1,836,391	$(86,938)

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Fund

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

From Operations
Net investment income (loss)	$954,194	$1,214,618	$783,948	$680,132	$(137,834)	$285,000
Net realized gains (losses) from security transactions	1,761,164	2,673,267	1,036,304	1,540,118	2,296,914	3,686,110
Net change in unrealized appreciation on investments in affiliates and foreign currency transactions	12,130,516	5,580,749	13,211,781	5,700,119	5,785,307	2,768,802

Net Change in Net Assets from Operations	14,845,874	9,468,634	15,032,033	7,920,369	7,944,387	6,739,912

Distributions to Shareholders
From net investment income	—	—	—	—	—	—
Class A	—	(110,133)	—	(173,208)	—	—
Class I	—	(1,031,011)	—	(495,501)	—	—
From net realized gains
Class A	—	—	—	—	—	(75,360)
Class I	—	—	—	—	—	(811,681)

Change in Net Assets from Distributions to Shareholders	—	(1,141,144)	—	(668,709)	—	(887,041)

Change in Net Assets from Capital Transactions	(2,381,335)	23,701,181	(18,875,380)	95,648,369	(9,853,866)	(3,294,397)

Change in Net Assets	12,464,539	32,028,671	(3,843,347)	102,900,029	(1,909,479)	2,558,474

Net Assets
Beginning of period	84,874,498	52,845,827	140,106,635	37,206,606	69,230,220	66,671,746

End of period	$97,339,037	$84,874,498	$136,263,288	$140,106,635	$67,320,741	$69,230,220

Accumulated Net Investment Income (Loss)	$1,849,675	$895,481	$807,027	$23,079	$147,166	$285,000

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012

From Operations
Net investment income (loss)	$132,526	$341,966	$144,984	$663,807	$(1,861)	$415,051
Net realized gains (losses) on investments in affiliates	67,291	344,150	259,043	1,464,500	232,955	1,347,371
Distribution of realized gains received from affiliates	—	107,320	—	199,194	—	127,854
Net change in unrealized appreciation on investments in affiliates	20,070	316,004	1,792,830	1,624,554	2,398,054	1,725,837

Net Change in Net Assets from Operations	219,887	1,109,440	2,196,857	3,952,055	2,629,148	3,616,113

Distributions to Shareholders
From net investment income	—	—	—	—	—	—
Class A	(110,504)	(365,818)	(116,249)	(696,655)	—	(428,627)
From net realized gains
Class A	—	(375,464)	—	(1,415,238)	—	(1,227,081)

Change in Net Assets from Distributions to Shareholders	(110,504)	(741,282)	(116,249)	(2,111,893)	—	(1,655,708)

Change in Net Assets from Capital Transactions	503,358	2,816,486	1,519,843	4,974,168	895,256	4,450,688

Change in Net Assets	612,741	3,184,644	3,600,451	6,814,330	3,524,404	6,411,093

Net Assets
Beginning of period	17,202,621	14,017,977	44,584,383	37,770,053	36,293,540	29,882,447

End of period	$17,815,362	$17,202,621	$48,184,834	$44,584,383	$39,817,944	$36,293,540

Accumulated Net Investment Income (Loss)	$22,872	$851	$27,581	$(1,154)	$(3,541)	$(1,680)

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the year indicated

Praxis Intermediate Income Fund - Class A

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (a)	Year Ended December 31, 2008
Net asset value at beginning of period	$10.73		$10.63	$10.43	$10.20	$9.62	$9.78
Net investment income (loss)	0.14		0.27	0.34	0.37	0.43	0.45
Net realized and unrealized gains (losses) on investments	(0.36)		0.22	0.32	0.27	0.56	(0.16)
Total from investment operations	(0.22)		0.49	0.66	0.64	0.99	0.29
Less distributions:
Dividends from investment income	(0.14)		(0.30)	(0.35)	(0.37)	(0.41)	(0.45)
Distributions from net realized gains	—		(0.09)	(0.11)	(0.04)	—	—
Total distributions	(0.14)		(0.39)	(0.46)	(0.41)	(0.41)	(0.45)
Paid-in capital from redemption fees	—	(b)	— (b)	—	—	—	—
Net asset value at end of period	$10.37		$10.73	$10.63	$10.43	$10.20	$9.62
Total return (excludes sales charge)	(2.08	)%(c)	4.64%	6.43%	6.26%	10.49%	3.09%
Net assets at end of period (in 000s)	$75,239		$83,494	$72,106	$67,259	$74,965	$49,693
Ratio of net expenses to average net assets	0.95	%(d)	0.96%	0.96%	0.98%	0.92%	0.88%
Ratio of net investment income to average net assets	2.66	%(d)	2.49%	3.19%	3.49%	4.22%	4.49%
Ratio of gross expenses to average net assets*	1.02	%(d)	1.05%	1.08%	1.16%	1.27%	1.21%
Portfolio turnover rate	14.07	%(c)	35.75%	36.12%	26.75%	28.56%	25.46%

Praxis Intermediate Income Fund - Class I

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value at beginning of period	$10.69		$10.60	$10.39	$10.17	$9.61	$9.77
Net investment income (loss)	0.16		0.31	0.38	0.40	0.45	0.47
Net realized and unrealized gains (losses) on investments	(0.36)		0.21	0.33	0.27	0.57	(0.16)
Total from investment operations	(0.20)		0.52	0.71	0.67	1.02	0.30
Less distributions:
Dividends from investment income	(0.16)		(0.34)	(0.39)	(0.41)	(0.46)	(0.47)
Distributions from net realized gains	—		(0.09)	(0.11)	(0.04)	—	—
Total distributions	(0.16)		(0.43)	(0.50)	(0.45)	(0.46)	(0.47)
Paid-in capital from redemption fees	—	(b)	— (b)	—	—	—	—
Net asset value at end of period	$10.33		$10.69	$10.60	$10.39	$10.17	$9.61
Total return (excludes sales charge)	(1.89	)%(c)	4.98%	6.98%	6.60%	10.79%	5.21%
Net assets at end of period (in 000s)	$268,201		$268,864	$234,612	$229,140	$176,005	$153,332
Ratio of net expenses to average net assets	0.55	%(d)	0.56%	0.57%	0.58%	0.67%	0.63%
Ratio of net investment income to average net assets	3.06	%(d)	2.89%	3.59%	3.86%	4.51%	4.73%
Ratio of gross expenses to average net assets*	0.55	%(d)	0.56%	0.57%	0.58%	0.72%	0.64%
Portfolio turnover rate	14.07	%(c)	35.75%	36.12%	26.75%	28.56%	25.46%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged fro Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011 (a)
Net asset value at beginning of period	$9.47		$8.25	$10.00
Net investment income (loss)	0.10		0.17	0.03
Net realized and unrealized gains (losses) on investments	(0.15)		1.17	(1.68)
Total from investment operations	(0.05)		1.34	(1.65)
Less distributions:
Dividends from investment income	—		(0.12)	(0.10)
Distributions from net realized gains	—		—	—
Total distributions	—		(0.12)	(0.10)
Paid-in capital from redemption fees	—	(b)	— (b)	—
Net asset value at end of period	$9.42		$9.47	$8.25
Total return (excludes sales charge)	(0.53	)%(c)	16.24%	(16.54)%
Net assets at end of period (in 000s)	$17,548		$18,181	$2,363
Ratio of net expenses to average net assets	1.47	%(d)	1.73%	1.73%
Ratio of net investment income to average net assets	2.02	%(d)	1.58%	0.89%
Ratio of gross expenses to average net assets*	1.47	%(d)	1.73%	4.87%
Portfolio turnover rate	1.79	%(c)	5.18%	2.44%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011 (a)
Net asset value at beginning of period	$9.51		$8.27	$10.00
Net investment income (loss)	0.12		0.18	0.12
Net realized and unrealized gains (losses) on investments	(0.14)		1.24	(1.73)
Total from investment operations	(0.02)		1.42	(1.61)
Less distributions:
Dividends from investment income	—		(0.18)	(0.12)
Distributions from net realized gains	—		—	—
Total distributions	—		(0.18)	(0.12)
Paid-in capital from redemption fees	—	(b)	— (b)	—
Net asset value at end of period	$9.49		$9.51	$8.27
Total return (excludes sales charge)	(0.21	)%(c)	17.26%	(16.05)%
Net assets at end of period (in 000s)	$135,267		$118,838	$64,580
Ratio of net expenses to average net assets	0.79	%(d)	0.84%	0.86%
Ratio of net investment income to average net assets	2.72	%(d)	2.29%	2.25%
Ratio of gross expenses to average net assets*	0.79	%(d)	0.84%	0.86%
Portfolio turnover rate	1.79	%(c)	5.18%	2.44%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	The fund commenced operations on December 31, 2010, and commenced public offering and investment operations on January 3, 2011.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009 (a)	Year Ended December 31, 2008
Net asset value at beginning of period	$8.71		$7.57	$7.95	$7.09	$5.80	$10.12
Net investment income (loss)	0.08		0.28	0.12	0.14	0.10	0.18
Net realized and unrealized gains (losses) on investments	1.32		0.93	(0.40)	0.81	1.21	(4.21)
Total from investment operations	1.40		1.21	(0.28)	0.95	1.31	(4.03)
Less distributions:
Dividends from investment income	—		(0.07)	(0.10)	(0.09)	(0.02)	(0.18)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.07)	(0.10)	(0.09)	(0.02)	(0.29)
Paid-in capital from redemption fees	—	(b)	— (b)	—	—	—	—
Net asset value at end of period	$10.11		$8.71	$7.57	$7.95	$7.09	$5.80
Total return (excludes sales charge)	15.94	%(c)	16.12%	(3.58)%	13.40%	22.64%	(40.15)%
Net assets at end of period (in 000s)	$15,281		$13,591	$20,776	$24,341	$30,983	$20,019
Ratio of net expenses to average net assets	0.99	%(d)	1.21%	1.32%	1.38%	1.01%	0.97%
Ratio of net investment income to average net assets	1.46	%(d)	1.48%	1.19%	1.15%	1.96%	2.35%
Ratio of gross expenses to average net assets*	0.99	%(d)	1.21%	1.32%	1.38%	1.33%	1.27%
Portfolio turnover rate	11.06	%(c)	69.58%	29.11%	24.12%	25.72%	20.66%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value at beginning of period	$8.65		$7.52	$7.91	$7.05	$5.77	$10.07
Net investment income (loss)	0.10		0.09	0.15	0.17	0.14	0.20
Net realized and unrealized gains (losses) on investments	1.32		1.18	(0.37)	0.85	1.18	(4.19)
Total from investment operations	1.42		1.27	(0.22)	1.02	1.32	(3.99)
Less distributions:
Dividends from investment income	—		(0.14)	(0.17)	(0.16)	(0.04)	(0.20)
Distributions from net realized gains	—		—	—	—	—	(0.11)
Total distributions	—		(0.14)	(0.17)	(0.16)	(0.04)	(0.31)
Net asset value at end of period	$10.07		$8.65	$7.52	$7.91	$7.05	$5.77
Total return (excludes sales charge)	16.42	%(c)	16.91%	(2.80)%	14.53%	22.82%	(39.94)%
Net assets at end of period (in 000s)	$82,058		$71,284	$32,070	$31,865	$30,900	$24,893
Ratio of net expenses to average net assets	0.45	%(d)	0.47%	0.49%	0.50%	0.73%	0.64%
Ratio of net investment income to average net assets	2.00	%(d)	2.24%	2.03%	2.06%	2.28%	2.71%
Ratio of gross expenses to average net assets*	0.45	%(d)	0.47%	0.49%	0.50%	0.73%	0.64%
Portfolio turnover rate	11.06	%(c)	69.58%	29.11%	24.12%	25.72%	20.66%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged fro Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value at beginning of period	$11.63		$9.96	$9.86	$8.71	$6.50	$10.40
Net investment income (loss)	0.05		0.02	0.01	0.01	0.03	0.01
Net realized and unrealized gains (losses) on investments	1.26		1.70	0.10	1.14	2.20	(3.89)
Total from investment operations	1.31		1.72	0.11	1.15	2.23	(3.88)
Less distributions:
Dividends from investment income	—		(0.05)	(0.01)	—	(0.02)	(0.02)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.05)	(0.01)	—	(0.02)	(0.02)
Paid-in capital from redemption fees	—	(b)	— (b)	— (b)	— (b)	—	— (b)
Net asset value at end of period	$12.94		$11.63	$9.96	$9.86	$8.71	$6.50
Total return (excludes sales charge)	11.36	%(c)	17.15%	1.12%	13.20%	34.38%	(37.34)%
Net assets at end of period (in 000s)	$46,091		$43,035	$3,363	$2,911	$4,714	$2,504
Ratio of net expenses to average net assets	1.00	%(d)	1.08%	1.10%	1.10%	0.93%	0.94%
Ratio of net investment income to average net assets	0.78	%(d)	1.08%	0.14%	0.13%	0.42%	0.19%
Ratio of gross expenses to average net assets*	1.00	%(d)	1.26%	2.01%	2.68%	1.54%	1.51%
Portfolio turnover rate	0.65	%(c)	82.74%	21.18%	28.55%	30.99%	28.40%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value at beginning of period	$11.68		$9.96	$9.86	$8.72	$6.51	$10.41
Net investment income (loss)	0.09		0.07	0.07	0.05	0.04	0.04
Net realized and unrealized gains (losses) on investments	1.26		1.71	0.10	1.15	2.20	(3.90)
Total from investment operations	1.35		1.78	0.17	1.20	2.24	(3.86)
Less distributions:
Dividends from investment income	—		(0.06)	(0.07)	(0.06)	(0.03)	(0.04)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.06)	(0.07)	(0.06)	(0.03)	(0.04)
Paid-in capital from redemption fees	—	(b)	— (b)	—	—	—	—
Net asset value at end of period	$13.03		$11.68	$9.96	$9.86	$8.72	$6.51
Total return (excludes sales charge)	11.46	%(c)	17.94%	1.73%	13.74%	34.46%	(37.09)%
Net assets at end of period (in 000s)	$90,172		$97,072	$33,843	$29,401	$16,570	$12,388
Ratio of net expenses to average net assets	0.48	%(d)	0.48%	0.50%	0.58%	0.81%	0.65%
Ratio of net investment income to average net assets	1.31	%(d)	1.31%	0.75%	0.70%	0.54%	0.45%
Ratio of gross expenses to average net assets*	0.48	%(d)	0.48%	0.50%	0.58%	0.87%	0.73%
Portfolio turnover rate	0.65	%(c)	82.74%	21.18%	28.55%	30.99%	28.40%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Fund - Class A

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value at beginning of period	$11.33		$10.51	$9.95	$7.55	$5.82	$9.50
Net investment income (loss)	(0.06)		(0.06)	(0.09)	(0.11)	(0.04)	(0.03)
Net realized and unrealized gains (losses) on investments	1.35		1.03	0.64	2.51	1.77	(3.65)
Total from investment operations	1.29		0.97	0.55	2.40	1.73	(3.68)
Less distributions:
Distributions from net realized gains	—		(0.15)	—	—	—	—
Total distributions	—		(0.15)	—	—	—	—
Paid-in capital from redemption fees	—	(b)	— (b)	0.01	— (b)	— (b)	— (b)
Net asset value at end of period	$12.62		$11.33	$10.51	$9.95	$7.55	$5.82
Total return (excludes sales charge)	11.39	%(c)	9.26%	5.63%	31.79%	29.73%	(38.74)%
Net assets at end of period (in 000s)	$6,367		$5,710	$5,541	$3,341	$4,227	$2,307
Ratio of net expenses to average net assets	1.70	%(d)	1.72%	1.71%	1.69%	1.49%	1.46%
Ratio of net investment income to average net assets	(1.01	)%(d)	(0.34)%	(1.09)%	(1.08)%	(0.80)%	(0.52)%
Ratio of gross expenses to average net assets*	2.03	%(d)	1.91%	2.17%	2.79%	2.34%	2.20%
Portfolio turnover rate	25.58	%(c)	49.78%	67.48%	84.26%	60.33%	64.37%

Praxis Small Cap Fund - Class I

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value at beginning of period	$11.59		$10.67	$10.06	$7.59	$5.84	$9.50
Net investment income (loss)	(0.01)		0.06	(0.03)	(0.04)	(0.04)	(0.02)
Net realized and unrealized gains (losses) on investments	1.37		1.01	0.64	2.51	1.79	(3.64)
Total from investment operations	1.36		1.07	0.61	2.47	1.75	(3.66)
Less distributions:
Distributions from net realized gains	—		(0.15)	—	—	—	—
Total distributions	—		(0.15)	—	—	—	—
Paid-in capital from redemption fees	—	(b)	—	—	—	—	—
Net asset value at end of period	$12.95		$11.59	$10.67	$10.06	$7.59	$5.84
Total return (excludes sales charge)	11.73	%(c)	10.06%	6.06%	32.54%	29.97%	(38.53)%
Net assets at end of period (in 000s)	$60,954		$63,520	$61,130	$25,584	$18,300	$15,392
Ratio of net expenses to average net assets	1.02	%(d)	1.05%	1.04%	1.08%	1.36%	1.22%
Ratio of net investment income to average net assets	(0.33	)%(d)	0.50%	(0.44)%	(0.46)%	(0.66)%	(0.29)%
Ratio of gross expenses to average net assets*	1.02	%(d)	1.05%	1.04%	1.08%	1.53%	1.27%
Portfolio turnover rate	25.58	%(c)	49.78%	67.48%	84.26%	60.33%	64.37%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010 (a)
Net asset value at beginning of period	$10.79		$10.50	$10.55	$10.00
Net investment income (loss)	0.08		0.23	0.24	0.25
Net realized and unrealized gains (losses) on investments	0.06		0.54	0.06	0.55
Total from investment operations	0.14		0.77	0.30	0.80
Less distributions:
Dividends from investment income	(0.07)		(0.24)	(0.29)	(0.25)
Distributions from net realized gains	—		(0.24)	(0.06)	—
Total distributions	(0.07)		(0.48)	(0.35)	(0.25)
Paid-in capital from redemption fees	—	(b)	— (b)	— (b)	— (b)
Net asset value at end of period	$10.86		$10.79	$10.50	$10.55
Total return (excludes sales charge)	1.28	%(c)	7.42%	2.88%	8.22%
Net assets at end of period (in 000s)	$17,815		$17,203	$14,018	$12,695
Ratio of net expenses to average net assets (e)	0.61	%(d)	0.61%	0.61%	0.65%
Ratio of net investment income to average net assets	1.51	%(d)	2.13%	2.31%	2.60%
Ratio of gross expenses to average net assets (e)*	0.61	%(d)	0.65%	0.78%	0.97%
Portfolio turnover rate	15.33	%(c)	30.58%	15.03%	10.08%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 31, 2009 (commencement of operations) through December 31, 2010.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010 (a)
Net asset value at beginning of period	$11.14		$10.62	$10.91	$10.00
Net investment income (loss)	0.04		0.17	0.15	0.16
Net realized and unrealized gains (losses) on investments	0.51		0.90	(0.17)	0.91
Total from investment operations	0.55		1.07	0.02	1.07
Less distributions:
Dividends from investment income	(0.03)		(0.18)	(0.18)	(0.16)
Distributions from net realized gains	—		(0.37)	(0.09)	—
Total distributions	(0.03)		(0.55)	(0.27)	(0.16)
Paid-in capital from redemption fees	—	(b)	— (b)	— (b)	—
Net asset value at end of period	$11.66		$11.14	$10.62	$10.91
Total return (excludes sales charge)	4.92	%(c)	10.11%	(0.21)%	10.88%
Net assets at end of period (in 000s)	$48,185		$44,584	$37,770	$34,182
Ratio of net expenses to average net assets (e)	0.58	%(d)	0.61%	0.61%	0.64%
Ratio of net investment income to average net assets	0.62	%(d)	1.57%	1.39%	1.80%
Ratio of gross expenses to average net assets (e)*	0.58	%(d)	0.62%	0.71%	0.90%
Portfolio turnover rate	14.98	%(c)	38.48%	15.11%	7.84%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 31, 2009 (commencement of operations) through December 31, 2010.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010 (a)
Net asset value at beginning of period	$11.40		$10.68	$11.15	$10.00
Net investment income (loss)	—		0.13	0.08	0.10
Net realized and unrealized gains (losses) on investments	0.82		1.13	(0.33)	1.15
Total from investment operations	0.82		1.26	(0.25)	1.25
Less distributions:
Dividends from investment income	—		(0.14)	(0.10)	(0.10)
Distributions from net realized gains	—		(0.40)	(0.12)	—
Total distributions	—		(0.54)	(0.22)	(0.10)
Paid-in capital from redemption fees	—	(b)	— (b)	— (b)	— (b)
Net asset value at end of period	$12.22		$11.40	$10.68	$11.15
Total return (excludes sales charge)	7.19	%(c)	11.82%	(2.24)%	12.65%
Net assets at end of period (in 000s)	$39,818		$36,294	$29,882	$26,673
Ratio of net expenses to average net assets (e)	0.60	%(d)	0.61%	0.61%	0.64%
Ratio of net investment income to average net assets	(0.01	)%(d)	1.22%	0.79%	1.33%
Ratio of gross expenses to average net assets (e)*	0.65	%(d)	0.74%	0.89%	1.15%
Portfolio turnover rate	16.93	%(c)	45.13%	15.54%	7.54%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	For the period December 31, 2009 (commencement of operations) through December 31, 2010.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2013, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of June 30, 2013, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by Everence Capital Management, Inc. (the “Adviser”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. The Portfolio’s investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee of the Adviser (“Pricing Committee”) has established a policy and methodology, which was approved by the Board, for pricing the Everence Community Investments notes held by several of the Praxis Funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the Pricing Committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

Notes to Financial Statements (unaudited), continued	June 30, 2013

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical securities

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —	significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of June 30, 2013, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Asset Backed Securities	$—	$21,129,748	$—	$21,129,748
Commercial Mortgage Backed Securities	—	15,172,596	—	15,172,596
Corporate Bonds	—	128,464,011	—	128,464,011
Corporate Notes	—	—	3,684,239	3,684,239
Foreign Bonds	—	3,205,774	—	3,205,774
Investment Companies	3,913,350	—	—	3,913,350
Municipal Bonds	—	12,423,169	—	12,423,169
Short Term Investment	5,831,926	—	—	5,831,926
U.S. Government Agencies	—	149,884,408	—	149,884,408

Total Investments	$9,745,276	$330,279,706	$3,684,239	$343,709,221

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$3,689,419
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(5,180)

Balance as of June 30, 2013	$3,684,239

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2013.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 6/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range

		Fundamental quality	Credit rating	AA
Corporate Notes	$3,684,239	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$3,684,239

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$150,227,351	$—	$—	$150,227,351
Short Term Investment	4,460,079	—	—	4,460,079
Corporate Notes	—	—	1,208,792	1,208,792

Total Investments	$154,687,430	$—	$1,208,792	$155,896,222

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$1,210,228
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(1,436)

Balance as of June 30, 2013	$1,208,792

The transfers from Level 2 to Level 1 during the period were as a result of the Fund’s systematic application of the fair value trigger for international securities.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 6/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range

		Fundamental quality	Credit rating	AA
Corporate Notes	$1,208,792	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,208,792

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$95,943,756	$—	$—	$95,943,756
Corporate Notes	—	—	1,130,390	1,130,390
Preferred Stocks	5	—	—	5
Short Term Investment	297,861	—	—	297,861

Total Investments	$96,241,622	$—	$1,130,390	$97,372,012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$1,131,618
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(1,228)

Balance as of June 30, 2013	$1,130,390

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2013.

Notes to Financial Statements (unaudited), continued	June 30, 2013

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 6/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range

		Fundamental quality	Credit rating	AA
Corporate Notes	$1,130,390	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,130,390

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$134,978,438	$—	$—	$134,978,438
Corporate Notes	—	—	1,160,914	1,160,914
Short Term Investment	221,808	—	—	221,808

Total Investments	$135,200,246	$—	$1,160,914	$136,361,160

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$1,162,654
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(1,740)

Balance as of June 30, 2013	$1,160,914

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30 2013.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 6/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range

		Fundamental quality	Credit rating	AA
Corporate Notes	$1,160,914	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$1,160,914

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$67,838,597	$—	$—	$67,838,597
Corporate Notes	—	—	751,881	751,881
Short Term Investment	557,036	—	—	557,036

Total Investments	$68,395,633	$—	$751,881	$69,147,514

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2012	$752,853
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(972)

Balance as of June 30, 2013	$751,881

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2013.

The following represents quantitative information about Level 3 fair value measurements:

Investment Type	Fair value at 6/30/2013	Valuation Technique(s)	Unobservable Input(s)*	Range

		Fundamental quality	Credit rating	AA
Corporate Notes	$751,881	Nature and duration of restrictions on disposition	Discount for Lack of Marketability	0.50%

Total	$751,881

*	Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

Unobservable Input(s)*	Increase in Inputs Impact to Valuation	Decrease in Inputs Impact to Valuation

Fundamental quality	Increase	Decrease

Nature and duration of restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Genesis Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Mutual Funds	$17,827,729	$—	$—	$17,827,729

Total Investments	$17,827,729	$—	$—	$17,827,729

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2013 and the Portfolio held no Level 3 securities as of June 30, 2013.

Praxis Genesis Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Mutual Funds	$48,227,625	$—	$—	$48,227,625

Total Investments	$48,227,625	$—	$—	$48,227,625

Notes to Financial Statements (unaudited), continued	June 30, 2013

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2013 and the Portfolio held no Level 3 securities as of June 30, 2013.

Praxis Genesis Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Mutual Funds	$39,863,112	$—	$—	$39,863,112

Total Investments	$39,863,112	$—	$—	$39,863,112

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2013 and the Portfolio held no Level 3 securities as of June 30, 2013.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how the Portfolio’s assets are allocated among the underlying investments.

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Community Development Investments:

The Board has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by Everence Community Investments, Inc. (“ECI”), an affiliate of the Adviser. ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board.

Dividends and Distributions:

Dividends from net investment income are declared and paid monthly for the Intermediate Income Fund and the Portfolios. Dividends from net investment income are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund, and the Small Cap Fund. To the extent the Portfolios invest in the Intermediate Income Fund and receive dividends, they will be paid monthly. Distributions of realized gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios first learn of the dividend. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

Redemption Fees:

The Funds and Portfolios will charge a redemption fee of two percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid in Capital Transactions as disclosed in Note 6 to the Financial Statements.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the period ended June 30, 2013 were as follows:

	Purchases	Sales

Praxis Intermediate Income Fund	$57,871,118	$47,775,204
Praxis International Index Fund	20,501,163	2,610,482
Praxis Value Index Fund	10,773,306	11,958,703
Praxis Growth Index Fund	893,829	18,669,171
Praxis Small Cap Fund	17,604,312	23,219,985
Praxis Genesis Conservative Portfolio	3,226,216	2,709,996
Praxis Genesis Balanced Portfolio	8,598,923	7,074,184
Praxis Genesis Growth Portfolio	7,436,093	6,566,508

Notes to Financial Statements (unaudited), continued	June 30, 2013

4. Investment Transactions with Affiliates:

The Portfolios invest in the underlying Praxis Mutual Funds which are also advised by the Adviser. Therefore, the Underlying Funds are deemed affiliates, and the related activities in those investments were as follows:

	For the semi annual period ended June 30, 2013
Affiliate	Fair value at December 31, 2012	Purchase Cost	Sales Proceeds	Realized Gain/ Loss	Dividend Income	Shares at June 30, 2013	Fair value at June 30, 2013

Praxis Genesis Conservative Portfolio
Praxis Growth Index Fund	$2,443,112	$138,901	$1,016,854	$40,725	$—	136,630	$1,780,292
Praxis Intermediate Income Fund	12,656,268	1,497,305	1,252,226	(21,170)	185,751	1,207,943	12,478,049
Praxis International Index Fund	1,080,287	331,087	80,302	(609)	—	139,625	1,325,041
Praxis Small Cap Fund	253,878	204,985	47,723	1,356	—	35,117	454,764
Praxis Value Index Fund	790,603	1,053,938	312,891	46,989	—	177,714	1,789,583

Total	$17,224,148			$67,291	$185,751		$17,827,729

	For the semi annual period ended June 30, 2013
Affiliate	Fair value at December 31, 2012	Purchase Cost	Sales Proceeds	Realized Gain/ Loss	Dividend Income	Shares at June 30, 2013	Fair value at June 30, 2013

Praxis Genesis Balanced Portfolio
Praxis Growth Index Fund	$11,553,901	$418,726	$4,556,226	$150,104	$—	645,908	$8,416,183
Praxis Intermediate Income Fund	17,334,519	3,054,535	468,509	(7,729)	281,883	1,865,667	19,272,336
Praxis International Index Fund	7,285,651	670,849	772,421	(30,962)	—	754,284	7,158,153
Praxis Small Cap Fund	4,474,808	239,272	328,986	19,095	—	379,332	4,912,350
Praxis Value Index Fund	4,002,134	4,215,541	948,042	128,535	—	840,974	9,468,603

Total	$44,651,013			$259,043	$281,883		$49,227,625

	For the semi annual period ended June 30, 2013
Affiliate	Fair value at December 31, 2012	Purchase Cost	Sales Proceeds	Realized Gain/ Loss	Dividend Income	Shares at June 30, 2013	Fair value at June 30, 2013

Praxis Genesis Growth Portfolio
Praxis Growth Index Fund	$12,129,374	$430,371	$4,664,589	$140,088	$—	686,039	$8,939,085
Praxis Intermediate Income Fund	7,304,548	1,152,903	230,985	(4,642)	115,000	770,719	7,961,528
Praxis International Index Fund	7,627,832	843,322	556,405	(19,761)	—	830,694	7,883,284
Praxis Small Cap Fund	5,278,614	391,599	220,412	5,482	—	469,892	6,085,101
Praxis Value Index Fund	4,022,150	4,617,898	894,117	111,788	—	893,159	8,994,114

Total	$36,362,518			$232,955	$115,000		$39,863,112

5. Related Party Transactions:

Everence Capital Management, Inc. provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Praxis Intermediate Income Fund	0.40%
Praxis International Index Fund	0.60%
Praxis Value Index Fund	0.30%
Praxis Growth Index Fund	0.30%
Praxis Small Cap Fund	0.85%
Praxis Genesis Conservative Portfolio	0.05%
Praxis Genesis Balanced Portfolio	0.05%
Praxis Genesis Growth Portfolio	0.05%

The Adviser has retained various Sub-Advisers to manage the investments of certain Funds under the terms of the Sub-Advisory Agreements. The Adviser (not the Funds) pays each Sub-Adviser a fee for these services. Aperio Group LLC serves as the Sub-Adviser to the International Index Fund and Luther King Capital Management Corporation serves as the Sub-Adviser to the Small Cap Fund.

The Adviser has entered into an expense limitation agreement until April 30, 2014. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services,

Trustees fees, legal fees, AFFEs and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, AFFEs, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the waiver and/or reimbursement and at the time of repayment, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

The contractual expense limits in place for the period ended June 30, 2013 were:

Praxis Intermediate Income Fund (Class A)	0.90%
Praxis International Index Fund (Class A)	1.65%
Praxis Growth Index Fund (Class A)	1.04%
Praxis Small Cap Fund (Class A)	1.65%
Praxis Genesis Conservative Portfolio (Class A)	0.60%
Praxis Genesis Balanced Portfolio (Class A)	0.60%
Praxis Genesis Growth Portfolio (Class A)	0.60%

For the period ended June 30, 2013, the Adviser contractually waived investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Praxis Intermediate Income Fund (Class A)	$26,122
Praxis Small Cap Fund (Class A)	10,147
Praxis Genesis Growth Portfolio (Class A)	8,196

For the period ended June 30, 2013, the Advisor recouped investment advisory fees of the Funds and Portfolios as follows:

Praxis International Index Fund (Class A)	$3,957
Praxis Growth Index Fund (Class A)	28,107
Praxis Genesis Conservative Portfolio (Class A)	613
Praxis Genesis Balanced Portfolio (Class A)	4,323

As of June 30, 2013, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance

Praxis Intermediate Income Fund	2010	2013	$126,302
	2011	2014	83,384
	2012	2015	66,632

			$276,318

Praxis Growth Index Fund	2010	2013	$18,243
	2011	2014	30,195
	2012	2015	9,361

			$57,799

Praxis Small Cap Fund	2010	2013	$36,427
	2011	2014	24,721
	2012	2015	16,604

			$77,751

Praxis Genesis Conservative Portfolio	2010	2013	$19,460
	2011	2014	22,806
	2012	2015	7,324

			$49,589

Praxis Genesis Balanced Portfolio	2010	2013	$49,470
	2011	2014	37,883
	2012	2015	5,886

			$93,239

Praxis Genesis Growth Portfolio	2010	2013	$83,521
	2011	2014	83,266
	2012	2015	47,030

			$213,817

JPMorgan Chase Bank, N.A. (“JPMorgan”) provides administrative and accounting services on behalf of the Trust. For these services, JPMorgan receives an annual fee, paid monthly, from each Fund and Portfolio.

Notes to Financial Statements (unaudited), continued	June 30, 2013

U.S. Bancorp Fund Services LLC provides shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bancorp Fund Services LLC receives an annual fee, paid monthly, from each Fund and Portfolio.

BHIL Distributors, Inc. (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned amounts from underwriting and broker commissions on the sale of shares as follows:

Praxis Intermediate Income Fund	$5,010
Praxis International Index Fund	1,354
Praxis Value Index Fund	2,348
Praxis Growth Index Fund	5,880
Praxis Small Cap Fund	1,055
Praxis Genesis Conservative Portfolio	11,084
Praxis Genesis Balanced Portfolio Praxis Genesis Growth Portfolio	19,990 19,320

The Trust has adopted a Plan of Distribution “Rule 12b-1 Plan” under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50 percent of the average daily net assets of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

Under the terms of the Compliance and Financial Controls Service Agreements between the Trust and Beacon Hill Fund Services (“Beacon Hill”), Beacon Hill provides certain compliance and financial control services to the Trust, including developing and assisting in implementing a compliance program for the Trust, providing administrative support services to the Funds’ and Portfolios’ Compliance Program, providing the Chief Compliance Officer and providing the Chief Financial Officer. For these services, Beacon Hill receives a monthly fee from each Fund and Portfolio.

Certain Officers of the Trust are affiliated with the Adviser, Distributor and/or JPMorgan. With the exception of the Chief Compliance Officer and the Chief Financial Officer, such officers are not paid any fees directly by the Funds or Portfolios for serving as Officers of the Trust.

The Chairman of the Board of Trustees receives an annual retainer of $9,000. To the extent there is a lead Independent Trustee in addition to the Chairman, the Lead Independent Trustee receives an annual retainer of $8,000. The Audit Committee Chairman receives an annual retainer of $7,000. Each additional Independent Trustee receives an annual retainer of $6,000. The meeting attendance fee is $2,000 per Trustee for each quarterly in-person meeting and $1,000 for telephonic Board meetings. The Trust paid $64,000 in aggregate Trustee fees during the period ended June 30, 2013.

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Praxis Intermediate Income Fund		Praxis International Index Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$9,453,845	$26,822,768	$1,916,371	$17,181,692
Dividends reinvested	912,462	2,521,675	0	216,165
Cost of shares redeemed	(15,887,687)	(18,616,005)	(2,442,126)	(2,657,644)
Redemption fees	1,283	7,763	585	1,880

Class A Share Transactions	$(5,520,097)	$10,736,201	$(525,170)	$14,742,093

Class I Shares:
Proceeds from shares issued	$40,848,831	$62,926,076	$25,436,784	$58,338,772
Dividends reinvested	2,083,432	6,427,955	—	1,355,463
Cost of shares redeemed	(34,125,637)	(37,316,366)	(8,384,691)	(17,244,057)
Redemption fees	736	225	0	4

Class I Share Transactions	$8,807,362	$32,037,890	$17,052,093	$42,450,182

Net increase (decrease) from capital transactions	$3,287,265	$42,774,091	$16,526,923	$57,192,275

	Praxis Intermediate Income Fund		Praxis International Index Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012

Share Transactions:
Class A Shares:
Issued	886,562	2,495,507	195,578	1,910,438
Reinvested	85,908	234,310	0	23,144
Redeemed	(1,493,674)	(1,731,548)	(251,606)	(300,911)

Change in Class A Shares:	(521,204)	998,269	(56,028)	1,632,671

Class I Shares:
Issued	3,858,529	5,883,036	2,615,619	6,451,750
Reinvested	197,038	599,527	—	144,506
Redeemed	(3,224,733)	(3,478,548)	(855,969)	(1,912,505)

Change in Class I Shares:	830,834	3,004,015	1,759,650	4,683,751

Net increase (decrease) from share transactions	309,630	4,002,284	1,703,622	6,316,422

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,131,571	$2,817,148	$3,283,356	$197,711	$860,060	$5,900,338
Proceeds received in connection with merger	—	—	—	38,527,148	—	—
Dividends reinvested	—	105,681	0	166,601	—	65,246
Cost of shares redeemed	(2,621,547)	(12,570,704)	(4,981,277)	(1,585,463)	(856,817)	(6,260,968)
Redemption fees	1,533	988	402	6	100	2,056

Class A Share Transactions	$(488,443)	$(9,646,887)	$(1,697,519)	$37,306,003	$3,343	$(293,328)

Class I Shares:
Proceeds from shares issued	$14,980,563	$40,845,473	$6,218,335	$34,765,199	$5,620,463	$12,351,247
Proceeds received in connection with merger	—	—	—	42,884,490	—	—
Dividends reinvested	—	672,392	—	324,918	—	811,156
Cost of shares redeemed	(16,873,455)	(8,169,797)	(23,396,536)	(19,632,640)	(15,478,507)	(16,163,472)
Redemption fees	—	—	340	399	835	—

Class I Share Transactions	$(1,892,892)	$33,348,068	$(17,177,861)	$58,342,366	$(9,857,209)	$(3,001,069)

Net increase (decrease) from capital transactions	$(2,381,335)	$23,701,181	$(18,875,380)	$95,648,369	$(9,853,866)	$(3,294,397)

Share Transactions:
Class A Shares:
Issued	220,129	334,799	260,917	164,617	71,392	534,425
Shares issued on portfolio merger	—	—	—	3,321,957	—	—
Reinvested	—	12,303	0	14,575	—	5,841
Redeemed	(269,389)	(1,530,756)	(399,120)	(139,463)	(70,931)	(563,377)

Change in Class A Shares:	(49,260)	(1,183,654)	(138,203)	3,361,686	461	(23,111)

Class I Shares:
Issued	1,632,194	4,867,009	489,245	2,895,647	455,173	1,077,528
Shares issued on portfolio merger	—	—	—	3,675,470	—	—
Reinvested	—	78,919	—	28,254	—	71,029
Redeemed	(1,724,146)	(974,231)	(1,878,031)	(1,689,433)	(1,231,140)	(1,394,396)

Change in Class I Shares:	(91,952)	3,971,697	(1,388,786)	4,909,938	(775,967)	(245,839)

Net increase (decrease) from share transactions	(141,212)	2,788,043	(1,526,989)	8,271,624	(775,506)	(268,950)

Notes to Financial Statements (unaudited), continued	June 30, 2013

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,776,461	$3,801,607	$3,688,224	$7,211,035	$2,845,702	$5,728,705
Dividends reinvested	110,504	833,350	116,249	2,378,440	—	1,871,959
Cost of shares redeemed	(1,383,757)	(1,818,614)	(2,284,816)	(4,615,641)	(1,950,518)	(3,150,031)
Redemption fees	150	143	186	334	72	55

Class A Share Transactions	$503,358	$2,816,486	$1,519,843	$4,974,168	$895,256	$4,450,688

Net increase (decrease) from capital transactions	$503,358	$2,816,486	$1,519,843	$4,974,168	$895,256	$4,450,688

Share Transactions:
Class A Shares:
Issued	151,164	349,495	279,337	640,953	236,648	497,359
Reinvested	20,611	77,101	48,556	213,935	0	165,047
Redeemed	(126,065)	(166,876)	(196,210)	(410,003)	(161,620)	(275,557)

Change in Class A Shares:	45,710	259,720	131,683	444,885	75,028	386,849

Net increase (decrease) from share transactions	45,710	259,720	131,683	444,885	75,028	386,849

7. Federal Income Tax Information:

The character of dividends paid to shareholders for federal income tax purposes during the latest years ended December 31, 2012 and 2011 was (as applicable) as follows:

	Praxis Intermediate Income Fund		Praxis International Index Fund		Praxis Value Index Fund
	2012	2011	2012	2011	2012	2011

From ordinary income	$11,220,863	$11,842,578	$2,510,371	$985,546	$1,141,144	$972,710
From long-term capital gains	2,174,721	2,178,923	—	—	—	—

Total distributions	$13,395,584	$14,021,501	$2,510,371	$985,546	$1,141,144	$972,710

	Praxis Growth Index Fund		Praxis Small Cap Fund
	2012	2011	2012	2011

From ordinary income	$668,709	$243,797	$—	$—
From long-term capital gains	—	—	887,041	—

Total distributions	$668,709	$243,797	$887,041	$—

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	2012	2011	2012	2011	2012	2011

From ordinary income	$396,966	$448,448	$761,816	$922,863	$446,907	$605,525
From long-term capital gains	344,316	3,455	1,350,077	4,443	1,208,801	1,756

Total distributions	$741,282	$451,903	$2,111,893	$927,306	$1,655,708	$607,281

The following information is computed on a tax basis for each item as of December 31, 2012:

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund

Tax cost of portfolio investments	$333,325,721	$131,608,845	$78,873,736

Gross unrealized appreciation	20,195,223	12,505,128	8,170,322
Gross unrealized depreciation	(530,254)	(7,004,157)	(1,770,840)

Net unrealized appreciation (depreciation)	19,664,969	5,500,971	6,399,482
Undistributed ordinary income	—	2,368	895,481
Undistributed long-term capital gains	290,081	—	—
Capital loss carryforward	—	(2,055,399)	(11,327,037)
Post-October losses	(165,119)	—	(1,042,512)
Other temporary differences	—	—	—

Accumulated earnings (deficit)	$19,789,931	$3,447,940	$(5,074,586)

	Praxis Growth Index Fund*	Praxis Small Cap Index Fund

Tax cost of portfolio investments	$127,107,739	$55,860,329

Gross unrealized appreciation	14,035,358	14,184,563
Gross unrealized depreciation	(690,236)	(889,559)

Net unrealized appreciation (depreciation)	13,345,122	13,295,004
Undistributed ordinary income	23,079	285,000
Undistributed long-term capital gains	—	62,104
Capital loss carryforward	(20,898,021)	—
Post-October losses	—	—
Other temporary differences	—	—

Accumulated earnings (deficit)	$(7,529,820)	$13,642,108

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Tax cost of portfolio investments	$16,488,926	$41,434,491	$33,133,845

Gross unrealized appreciation	735,222	3,216,522	3,228,673
Gross unrealized depreciation	—	—	—
Net unrealized appreciation (depreciation)	735,222	3,216,522	3,228,673
Undistributed ordinary income	5,320	3,785	—
Undistributed long-term capital gains	114,851	328,847	295,437
Post-October losses	—	—	—
Other temporary differences	—	—	—

Accumulated earnings (deficit)	$855,393	$3,549,154	$3,524,110

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales loss and post-October loss, as well as investments in Passive Foreign Investment Companies.

As of the end of tax year ended December 31, 2012, The following Funds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Amount	Expires
Praxis Value Index Fund	$6,451,715	2017
	4,875,322	2018

	$11,327,037

Praxis Growth Index Fund*	$16,159,355	2016
	4,738,666	2017

	$20,898,021

International Index Fund had a post-effective Short Term CLCF of $1,517,411 and Long Term CLCF of $537,988 that is not subject to expiration for the year ended December 31, 2012.

During the year ended December 31, 2012 the Value Index Fund, Growth Index Fund, and Small Cap Fund utilized $2,403,132, $1,638,457, $1,946,038 of capital loss carryfowards, respectively.

*	The Core Stock Fund merged into the Growth Index Fund on December 14, 2012.

Notes to Financial Statements (unaudited), continued	June 30, 2013

The following information is computed on a tax basis for each item as of June 30, 2013:

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund

Tax cost of portfolio investments	$336,022,116	$152,268,225	$78,021,630	$109,790,979
Gross unrealized appreciation	12,068,706	16,756,400	19,051,637	27,350,264
Gross unrealized depreciation	(4,381,601)	(13,128,403)	(701,255)	(780,083)
Net unrealized appreciation (depreciation)	$7,687,105	$3,627,997	$18,350,382	$26,570,181

	Praxis Small Cap Fund	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Tax cost of portfolio investments	$50,065,467	$17,089,758	$43,235,045	$34,254,810
Gross unrealized appreciation	19,568,948	851,523	5,182,423	5,706,000
Gross unrealized depreciation	(486,901)	(113,552)	(189,843)	(97,698)
Net unrealized appreciation (depreciation)	$19,082,047	$737,971	$4,992,580	$5,608,302

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital losses carryforwards will be determined at the end of the current tax year.

8. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Funds and Portfolios evaluated subsequent events from June 30, 2013 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2013

Security Allocation:

The Praxis Mutual Funds invested, as a percentage of net assets, in the following as of the period ended June 30, 2013.

Praxis Intermediate Income Fund

Security Allocation	Percentage of Net Assets
Asset Backed Securities	6.2%
Commercial Mortgage Backed Securities	4.4%
Corporate Bonds	37.4%
Corporate Notes	1.1%
Foreign Bonds	0.9%
Municipal Bonds	3.6%
Federal Farm Credit Bank	0.7%
Federal Home Loan Bank	3.3%
Federal Home Loan Mortgage Corp.	20.4%
Federal National Mortgage Association	18.5%
Government National Mortgage Association	0.2%
Small Business Administration	0.2%
U.S. Department of Housing and Urban Development	0.4%
Mutual Funds	1.1%
Short Term Investment	1.7%

Total	100.1%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Australia	5.5%
Austria	0.1%
Belgium	0.3%
Brazil	2.6%
Canada	7.1%
Chile	0.7%
China	2.7%
Colombia	0.7%
Denmark	0.6%
Finland	0.2%
France	6.1%
Germany	5.9%
Hong Kong	3.1%
Hungary	0.1%
India	1.6%
Indonesia	0.8%
Ireland	1.0%
Israel	0.4%
Italy	1.3%
Japan	15.9%
Jersey	0.2%
Mexico	1.3%
Netherlands	4.3%
Norway	0.8%
Peru	0.1%
Portugal	0.1%
Russia	0.8%
Singapore	2.2%
South Africa	1.4%
South Korea	2.7%
Spain	1.9%
Sweden	2.4%
Switzerland	6.9%
Taiwan	2.6%
Turkey	0.3%
United Kingdom	13.0%

Security Allocation	Percentage of Net Assets
United States	0.6%
Corporate Notes	0.8%
Short Term Investment	2.9%

Total	102.0%

Praxis Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stock	98.6%
Corporate Note	1.1%
Short Term Investment	0.3%

Total	100.0%

Praxis Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	99.1%
Corporate Notes	0.8%
Short Term Investment	0.2%

Total	100.1%

Praxis Small Cap Fund

Security Allocation	Percentage of Net Assets
Common Stock	100.8%
Corporate Notes	1.1%
Short Term Investment	0.8%

Total	102.7%

Praxis Genesis Conservative Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.1%

Praxis Genesis Balanced Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.1%

Praxis Genesis Growth Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.1%

Additional Fund Information (unaudited), continued	June 30, 2013

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period* 1/1/2013-6/30/2013	Expense Ratio During Period** 1/1/2013-6/30/2013

Praxis Intermediate Income Fund
Class A	$1,000.00	$979.20	$4.42	0.90%
Class I	1,000.00	981.10	2.46	0.50%
Praxis International Index Fund
Class A	1,000.00	994.70	6.92	1.40%
Class I	1,000.00	997.90	3.57	0.72%
Praxis Value Index Fund
Class A	1,000.00	1,159.40	5.09	0.95%
Class I	1,000.00	1,164.20	2.15	0.40%
Praxis Growth Index Fund
Class A	1,000.00	1,113.60	4.93	0.94%
Class I	1,000.00	1,114.60	2.20	0.42%
Praxis Small Cap Fund
Class A	1,000.00	1,113.90	8.65	1.65%
Class I	1,000.00	1,117.30	5.09	0.97%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,012.80	2.99	0.60%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,049.20	2.95	0.58%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,071.90	3.08	0.60%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

Additional Fund Information (unaudited), continued	June 30, 2013

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Praxis Mutual Fund’s expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2013	Ending Account Value 6/30/2013	Expenses Paid During Period* 1/1/2013-6/30/2013	Expense Ratio During Period** 1/1/2013-6/30/2013

Praxis Intermediate Income Fund
Class A	$1,000.00	$1,020.33	$4.51	0.90%
Class I	1,000.00	1,022.32	2.51	0.50%
Praxis International Index Fund
Class A	1,000.00	1,017.85	7.00	1.40%
Class I	1,000.00	1,021.22	3.61	0.72%
Praxis Value Index Fund
Class A	1,000.00	1,020.08	4.76	0.95%
Class I	1,000.00	1,022.81	2.01	0.40%
Praxis Growth Index Fund
Class A	1,000.00	1,020.13	4.71	0.94%
Class I	1,000.00	1,022.71	2.11	0.42%
Praxis Small Cap Fund
Class A	1,000.00	1,016.61	8.25	1.65%
Class I	1,000.00	1,019.98	4.86	0.97%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,021.82	3.01	0.60%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,021.92	2.91	0.58%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,021.82	3.01	0.60%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ or Portfolio’s performance during their last fiscal year.

Statement Of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Telephone: 1-800-977-2947

Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

•	For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

•	Free from the Commission’s Web site at http://www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2130869

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

Not applicable.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
August 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Gautsche
David Gautsche
President and Chief Executive Officer
August 30, 2013

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
August 30, 2013